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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	November 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Consumer Discretionary - 14.9%
Auto Components - 0.9%
Shiloh Industries, Inc. (a)	1,160	$9,906
Stoneridge, Inc. (a)	781	17,823
		27,729
Diversified Consumer Services - 2.1%
American Public Education, Inc. (a)	1,000	26,850
Bridgepoint Education, Inc. (a)	3,200	29,216
Houghton Mifflin Harcourt Company (a)	700	6,825
Regis Corporation (a)	200	3,190
		66,081
Hotels, Restaurants & Leisure - 4.5%
BBX Capital Corporation	2,900	23,751
Carrols Restaurant Group, Inc. (a)	1,900	25,175
Century Casinos, Inc. (a)	800	7,240
Monarch Casino & Resort, Inc. (a)	300	14,079
Potbelly Corporation (a)	2,387	30,673
Scientific Games Corporation - Class A (a)	641	33,748
Speedway Motorsports, Inc.	329	6,350
		141,016
Household Durables - 3.3%
Bassett Furniture Industries, Inc.	636	24,423
Beazer Homes USA, Inc. (a)	800	16,928
Flexsteel Industries, Inc.	500	26,000
Green Brick Partners, Inc. (a)	700	8,435
LGI Homes, Inc. (a)	392	27,522
		103,308
Leisure Products - 0.9%
Johnson Outdoors, Inc. - Class A	150	10,971
Nautilus, Inc. (a)	1,300	17,030
		28,001
Media - 2.5%
Entravision Communication Corporation - Class A	1,200	8,460
Gannett Company, Inc.	400	4,584
MSG Networks, Inc. - Class A (a)	1,365	24,365
New Media Investment Group, Inc.	700	12,152
News Corporation - Class A	300	4,848

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Consumer Discretionary - 14.9% (Continued)
Media - 2.5% (Continued)
tronc, Inc. (a)	1,439	$25,485
		79,894
Specialty Retail - 0.1%
Haverty Furniture Companies, Inc.	100	2,415

Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	600	6,558
Movado Group, Inc.	300	8,805
Oxford Industries, Inc.	50	3,450
Vera Bradley, Inc. (a)	100	885
		19,698
Consumer Staples - 5.6%
Beverages - 0.3%
Boston Beer Company, Inc. (The) - Class A (a)	60	10,791

Food & Staples Retailing - 2.5%
Natural Grocers by Vitamin Cottage, Inc. (a)	200	1,572
SpartanNash Company	1,000	25,350
Village Super Market, Inc. - Class A	2,000	51,300
		78,222
Food Products - 1.8%
Darling Ingredients, Inc. (a)	300	5,385
Dean Foods Company	4,400	49,104
TreeHouse Foods, Inc. (a)	50	2,301
		56,790
Household Products - 0.2%
Energizer Holdings, Inc.	100	4,593

Personal Products - 0.8%
Edgewell Personal Care Company (a)	450	26,096

Energy - 4.5%
Energy Equipment & Services - 0.8%
Exterran Corporation (a)	100	3,064
ION Geophysical Corporation (a)	100	1,315
RPC, Inc.	100	2,404

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Energy - 4.5% (Continued)
Energy Equipment & Services - 0.8% (Continued)
Superior Energy Services, Inc. (a)	1,800	$17,370
		24,153
Oil, Gas & Consumable Fuels - 3.7%
Arch Coal, Inc. - Class A	60	4,954
Bill Barrett Corporation (a)	600	3,510
Bonanza Creek Energy, Inc. (a)	200	5,554
Cloud Peak Energy, Inc. (a)	2,100	8,694
Eclipse Resources Corporation (a)	2,531	6,277
Marathon Oil Corporation	100	1,484
Midstates Petroleum Company, Inc. (a)	600	9,966
Overseas Shipholding Group, Inc. - Class A (a)	10,483	30,610
Peabody Energy Corporation (a)	400	13,324
SandRidge Energy, Inc. (a)	200	3,722
W&T Offshore, Inc. (a)	7,391	23,208
Whiting Petroleum Corporation (a)	200	4,990
		116,293
Financials - 15.4%
Banks - 14.0%
Associated Banc-Corp	200	5,100
BancorpSouth Bank	300	9,975
Banner Corporation	50	2,879
Cadence Bancorporation (a)	700	17,080
Cathay General Bancorp	300	13,017
Chemical Financial Corporation	600	33,834
Columbia Banking System, Inc.	300	13,830
Community Bank System, Inc.	200	11,076
CVB Financial Corporation	500	12,295
First Citizens BancShares, Inc. - Class A	10	4,265
First Financial Bancorp	100	2,835
First Financial Bankshares, Inc.	50	2,373
First Horizon National Corporation	600	11,634
FNB Corporation	1,100	15,609
Fulton Financial Corporation	800	15,200
Glacier Bancorp, Inc.	200	8,010
Great Western Bancorp, Inc.	200	8,264
Green Bancorp, Inc. (a)	500	11,200

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 15.4% (Continued)
Banks - 14.0% (Continued)
Hancock Holding Company	500	$25,675
Hilltop Holdings, Inc.	300	7,461
Home BancShares, Inc.	200	4,760
Hope Bancorp, Inc.	1,000	18,720
Huntington Bancshares, Inc.	404	5,818
IBERIABANK Corporation	240	18,660
Independent Bank Group, Inc.	100	6,890
International Bancshares Corporation	250	10,313
Investors Bancorp, Inc.	300	4,281
KeyCorp	200	3,796
MB Financial, Inc.	650	30,257
National Commerce Corporation (a)	50	2,072
Old National Bancorp	400	7,300
Pacific Premier Bancorp, Inc. (a)	350	13,860
Renasant Corporation	200	8,608
ServisFirst Bancshares, Inc.	100	4,199
Simmons First National Corporation - Class A	50	2,895
South State Corporation	60	5,523
Sterling Bancorp	300	7,605
Texas Capital Bancshares, Inc. (a)	230	20,780
UMB Financial Corporation	180	13,529
United Bankshares, Inc.	100	3,755
United Community Banks, Inc.	100	2,874
Valley National Bancorp	700	8,330
Wintrust Financial Corporation	40	3,354
		439,791
Capital Markets - 0.2%
Stifel Financial Corporation	100	5,624

Insurance - 1.0%
American Equity Investment Life Holding Company	400	12,692
CNO Financial Group, Inc.	400	10,084
Primerica, Inc.	80	8,320
		31,096

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 15.4% (Continued)
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	300	$6,147

Health Care - 10.0%
Biotechnology - 2.2%
Acorda Therapeutics, Inc. (a)	1,300	26,390
Bioverativ, Inc. (a)	250	12,505
Exelixis, Inc. (a)	100	2,708
Halozyme Therapeutics, Inc. (a)	200	3,734
Myriad Genetics, Inc. (a)	645	22,336
XOMA Corporation (a)	100	3,020
		70,693
Health Care Equipment & Supplies - 2.9%
Accuray, Inc. (a)	7,260	37,389
AngioDynamics, Inc. (a)	1,600	27,488
CONMED Corporation	300	16,050
Halyard Health, Inc. (a)	50	2,427
Invacare Corporation	200	3,510
Meridian Bioscience, Inc.	200	3,010
		89,874
Health Care Providers & Services - 1.2%
American Renal Associates Holdings, Inc. (a)	986	14,277
Civitas Solutions, Inc. (a)	287	5,582
Magellan Health, Inc. (a)	180	15,210
Tivity Health, Inc. (a)	100	3,680
		38,749
Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc. (a)	1,400	20,020
Quality Systems, Inc. (a)	2,300	33,189
		53,209
Life Sciences Tools & Services - 1.7%
Luminex Corporation	1,300	27,768
Medpace Holdings, Inc. (a)	741	24,683
		52,451
Pharmaceuticals - 0.3%
Depomed, Inc. (a)	300	2,058

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Health Care - 10.0% (Continued)
Pharmaceuticals - 0.3% (Continued)
Sucampo Pharmaceuticals, Inc. - Class A (a)	700	$8,890
		10,948
Industrials - 17.6%
Aerospace & Defense - 4.6%
Engility Holdings, Inc. (a)	100	2,919
Esterline Technologies Corporation (a)	150	10,628
Moog, Inc. - Class A (a)	330	27,756
National Presto Industries, Inc.	440	45,628
Triumph Group, Inc.	700	21,630
Vectrus, Inc. (a)	1,100	35,453
		144,014
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corporation	100	4,650

Building Products - 4.1%
Armstrong Flooring, Inc. (a)	2,300	40,296
Builders FirstSource, Inc. (a)	200	4,080
Gibraltar Industries, Inc. (a)	995	32,736
NCI Building Systems, Inc. (a)	1,900	31,730
Ply Gem Holdings, Inc. (a)	1,083	19,277
		128,119
Commercial Services & Supplies - 2.4%
Ennis, Inc.	2,400	50,760
Kimball International, Inc. - Class B	200	3,708
R.R. Donnelley & Sons Company	2,300	21,597
		76,065
Construction & Engineering - 1.0%
Aegion Corporation (a)	300	8,289
MasTec, Inc. (a)	50	2,242
Sterling Construction Company, Inc. (a)	1,300	22,295
		32,826
Machinery - 4.2%
Allison Transmission Holdings, Inc.	800	32,832
Blue Bird Corporation (a)	300	5,850
Commercial Vehicle Group, Inc. (a)	3,502	39,012
Global Brass & Copper Holdings, Inc.	1,000	34,600

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrials - 17.6% (Continued)
Machinery - 4.2% (Continued)
Hardinge, Inc.	200	$3,412
Harsco Corporation (a)	500	9,025
L.B. Foster Company - Class A (a)	291	6,722
		131,453
Professional Services - 0.2%
RPX Corporation	100	1,319
TrueBlue, Inc. (a)	200	5,690
		7,009
Road & Rail - 0.9%
YRC Worldwide, Inc. (a)	2,402	29,593

Information Technology - 14.8%
Communications Equipment - 2.5%
Bel Fuse, Inc. - Class B	1,100	29,535
Comtech Telecommunications Corporation	100	2,167
Digi International, Inc. (a)	2,000	20,500
Ribbon Communications, Inc. (a)	3,384	26,294
		78,496
Electronic Equipment, Instruments & Components - 1.3%
Control4 Corporation (a)	200	6,648
Daktronics, Inc.	2,582	24,736
OSI Systems, Inc. (a)	20	1,733
Systemax, Inc.	300	9,150
		42,267
Internet Software & Services - 1.7%
Endurance International Group Holdings, Inc. (a)	200	1,870
Meet Group, Inc. (The) (a)	8,200	20,828
QuinStreet, Inc. (a)	800	8,552
XO Group, Inc. (a)	1,200	23,196
		54,446
IT Services - 3.1%
Convergys Corporation	1,300	32,084
Everi Holdings, Inc. (a)	3,500	28,525
MAXIMUS, Inc.	150	10,362
Syntel, Inc. (a)	900	23,049

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Information Technology - 14.8% (Continued)
IT Services - 3.1% (Continued)
Unisys Corporation (a)	254	$1,968
		95,988
Semiconductors & Semiconductor Equipment - 2.1%
Alpha & Omega Semiconductor Ltd. (a)	200	3,522
Amkor Technology, Inc. (a)	1,100	11,627
Amtech Systems, Inc. (a)	100	988
Cohu, Inc.	400	9,104
IXYS Corporation (a)	600	14,580
Photronics, Inc. (a)	1,400	13,510
SMART Global Holdings, Inc. (a)	100	2,999
Xcerra Corporation (a)	890	8,820
		65,150
Software - 4.0%
American Software, Inc. - Class A	2,838	36,638
Manhattan Associates, Inc. (a)	700	31,045
Progress Software Corporation	800	33,072
TiVo Corporation	1,400	24,920
		125,675
Technology Hardware, Storage & Peripherals - 0.1%
Eastman Kodak Company (a)	700	2,310

Materials - 8.5%
Chemicals - 4.3%
Core Molding Technologies, Inc.	392	8,436
Huntsman Corporation	100	3,196
Kronos Worldwide, Inc.	300	8,373
OMNOVA Solutions, Inc. (a)	3,384	36,209
PolyOne Corporation	350	16,173
Rayonier Advanced Materials, Inc.	337	6,332
Stepan Company	360	29,920
Tredegar Corporation	1,290	25,413
		134,052
Construction Materials - 0.8%
United States Lime & Minerals, Inc.	300	25,605

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Materials - 8.5% (Continued)
Containers & Packaging - 2.7%
Greif, Inc. - Class A	700	$38,199
Owens-Illinois, Inc. (a)	1,300	31,486
UFP Technologies, Inc. (a)	511	14,078
		83,763
Metals & Mining - 0.7%
Century Aluminum Company (a)	900	11,925
Cleveland-Cliffs, Inc. (a)	1,100	7,326
Warrior Met Coal, Inc.	200	4,444
		23,695
Real Estate - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Cousins Properties, Inc.	1,400	12,558
GEO Group, Inc. (The)	100	2,654
RLJ Lodging Trust	389	8,434
Sabra Health Care REIT, Inc.	800	15,392
STAG Industrial, Inc.	200	5,660
STORE Capital Corporation	100	2,582
Sunstone Hotel Investors, Inc.	600	10,026
Weingarten Realty Investors	100	3,295
		60,601
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.4%
Windstream Holdings, Inc.	5,259	13,831

Wireless Telecommunication Services - 0.9%
Telephone and Data Systems, Inc.	400	11,076
United States Cellular Corporation (a)	450	17,028
		28,104

Total Common Stocks (Cost $2,494,333)		$2,971,374

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0%	Shares	Value
Media General, Inc. - CVR (a) (b) (Cost $0)	100	$0

Total Investments at Value - 94.5% (Cost $2,494,333)		$2,971,374

Other Assets in Excess of Liabilities - 5.5%		171,355

Net Assets - 100.0%		$3,142,729

CVR - Contingent Value Right.

(a)	Non-income producing security.
(b)
Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2017, representing 0.0% of net assets.

See accompanying notes to Schedules of Investments.

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Consumer Discretionary - 14.8%
Auto Components - 0.3%
Shiloh Industries, Inc. (a)	100	$854
Stoneridge, Inc. (a)	300	6,846
		7,700
Diversified Consumer Services - 2.1%
American Public Education, Inc. (a)	800	21,480
Bridgepoint Education, Inc. (a)	2,000	18,260
Houghton Mifflin Harcourt Company (a)	900	8,775
Regis Corporation (a)	100	1,595
Weight Watchers International, Inc. (a)	200	8,814
		58,924
Hotels, Restaurants & Leisure - 4.3%
BBX Capital Corporation	2,855	23,382
Bojangles', Inc. (a)	300	4,035
Carrols Restaurant Group, Inc. (a)	2,200	29,150
Century Casinos, Inc. (a)	1,300	11,765
El Pollo Loco Holdings, Inc. (a)	900	9,495
Scientific Games Corporation - Class A (a)	800	42,120
Speedway Motorsports, Inc.	100	1,930
Town Sports International Holdings, Inc. (a)	200	1,200
		123,077
Household Durables - 3.1%
Bassett Furniture Industries, Inc.	700	26,880
Beazer Homes USA, Inc. (a)	900	19,044
Flexsteel Industries, Inc.	50	2,600
Green Brick Partners, Inc. (a)	1,104	13,303
LGI Homes, Inc. (a)	392	27,523
		89,350
Internet & Direct Marketing Retail - 0.1%
Groupon, Inc. (a)	600	3,384

Leisure Products - 1.3%
Johnson Outdoors, Inc. - Class A	270	19,748
Nautilus, Inc. (a)	1,400	18,340
		38,088

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Consumer Discretionary - 14.8% (Continued)
Media - 2.2%
Entravision Communication Corporation - Class A	3,023	$21,312
MSG Networks, Inc. - Class A (a)	1,000	17,850
New Media Investment Group, Inc.	900	15,624
tronc, Inc. (a)	480	8,501
		63,287
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	1,600	17,488
Fossil Group, Inc. (a)	800	5,664
Movado Group, Inc.	300	8,805
Vera Bradley, Inc. (a)	800	7,080
		39,037
Consumer Staples - 3.0%
Beverages - 0.2%
Cott Corporation	300	5,151

Food & Staples Retailing - 1.2%
SpartanNash Company	500	12,675
Village Super Market, Inc. - Class A	600	15,390
Weis Markets, Inc.	150	6,175
		34,240
Food Products - 0.5%
Dean Foods Company	1,100	12,276
Flowers Foods, Inc.	100	1,998
		14,274
Household Products - 0.4%
Energizer Holdings, Inc.	250	11,483

Personal Products - 0.7%
Edgewell Personal Care Company (a)	350	20,297

Energy - 1.2%
Energy Equipment & Services - 0.2%
Superior Energy Services, Inc. (a)	600	5,790

Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corporation	50	2,404

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Energy - 1.2% (Continued)
Oil, Gas & Consumable Fuels - 1.0% (Continued)
Eclipse Resources Corporation (a)	2,100	$5,208
Marathon Oil Corporation	100	1,484
Overseas Shipholding Group, Inc. - Class A (a)	1,000	2,920
W&T Offshore, Inc. (a)	5,091	15,986
		28,002
Financials - 0.7%
Capital Markets - 0.2%
Evercore, Inc. - Class A	70	6,080

Insurance - 0.5%
Primerica, Inc.	140	14,560

Health Care - 22.2%
Biotechnology - 8.3%
AbbVie, Inc.	150	14,538
ACADIA Pharmaceuticals, Inc. (a)	100	3,025
Acorda Therapeutics, Inc. (a)	600	12,180
Amicus Therapeutics, Inc. (a)	800	11,136
Bioverativ, Inc. (a)	100	5,002
Celgene Corporation (a)	80	8,067
CytomX Therapeutics, Inc. (a)	100	2,070
Exact Sciences Corporation (a)	250	14,870
Exelixis, Inc. (a)	600	16,248
FibroGen, Inc. (a)	100	4,750
Genomic Health, Inc. (a)	400	12,116
Halozyme Therapeutics, Inc. (a)	1,400	26,138
Ignyta, Inc. (a)	200	3,280
ImmunoGen, Inc. (a)	500	3,175
Ironwood Pharmaceuticals, Inc. (a)	1,800	31,086
Myriad Genetics, Inc. (a)	1,000	34,630
Puma Biotechnology, Inc. (a)	20	2,118
Vertex Pharmaceuticals, Inc. (a)	180	25,972
XOMA Corporation (a)	200	6,040
		236,441
Health Care Equipment & Supplies - 4.8%
Accuray, Inc. (a)	3,200	16,480

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Health Care - 22.2% (Continued)
Health Care Equipment & Supplies - 4.8% (Continued)
AngioDynamics, Inc. (a)	1,600	$27,488
Hill-Rom Holdings, Inc.	200	16,910
Integer Holdings Corporation (a)	150	7,268
Lantheus Holdings, Inc. (a)	523	11,715
Meridian Bioscience, Inc.	200	3,010
Natus Medical, Inc. (a)	400	16,020
Orthofix International N.V. (a)	50	2,711
Quidel Corporation (a)	900	34,191
RTI Surgical, Inc. (a)	600	2,880
		138,673
Health Care Providers & Services - 3.3%
Amedisys, Inc. (a)	250	13,500
American Renal Associates Holdings, Inc. (a)	200	2,896
Civitas Solutions, Inc. (a)	435	8,461
Express Scripts Holding Company (a)	50	3,259
Magellan Health, Inc. (a)	490	41,405
Molina Healthcare, Inc. (a)	260	20,342
RadNet, Inc. (a)	400	4,200
		94,063
Health Care Technology - 1.1%
HealthStream, Inc. (a)	675	16,051
Quality Systems, Inc. (a)	1,100	15,873
		31,924
Life Sciences Tools & Services - 2.4%
Bruker Corporation	600	21,108
Charles River Laboratories International, Inc. (a)	20	2,084
Luminex Corporation	1,200	25,632
Medpace Holdings, Inc. (a)	582	19,386
		68,210
Pharmaceuticals - 2.3%
Innoviva, Inc. (a)	1,200	15,744
MyoKardia, Inc. (a)	100	3,675
Nektar Therapeutics (a)	430	23,216
Phibro Animal Health Corporation - Class A	200	6,940
Sucampo Pharmaceuticals, Inc. - Class A (a)	600	7,620

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Health Care - 22.2% (Continued)
Pharmaceuticals - 2.3% (Continued)
Supernus Pharmaceuticals, Inc. (a)	200	$7,560
		64,755
Industrials - 20.6%
Aerospace & Defense - 3.1%
Engility Holdings, Inc. (a)	100	2,919
Esterline Technologies Corporation (a)	190	13,462
Moog, Inc. - Class A (a)	230	19,345
National Presto Industries, Inc.	240	24,888
Triumph Group, Inc.	200	6,180
Vectrus, Inc. (a)	700	22,561
		89,355
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corporation	100	4,650

Building Products - 4.2%
Armstrong Flooring, Inc. (a)	400	7,008
Builders FirstSource, Inc. (a)	800	16,320
Continental Building Products, Inc. (a)	829	23,129
Gibraltar Industries, Inc. (a)	200	6,580
NCI Building Systems, Inc. (a)	1,239	20,691
Ply Gem Holdings, Inc. (a)	1,921	34,194
Universal Forest Products, Inc.	300	11,748
		119,670
Commercial Services & Supplies - 3.9%
Deluxe Corporation	340	24,174
Ennis, Inc.	1,900	40,185
Kimball International, Inc. - Class B	1,451	26,902
Quad/Graphics, Inc.	300	6,753
SP Plus Corporation (a)	371	14,543
		112,557
Construction & Engineering - 2.1%
Aegion Corporation (a)	200	5,526
MasTec, Inc. (a)	750	33,638
Sterling Construction Company, Inc. (a)	1,200	20,580
		59,744

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Industrials - 20.6% (Continued)
Electrical Equipment - 0.1%
Encore Wire Corporation	50	$2,330

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	150	5,730

Machinery - 5.3%
Allison Transmission Holdings, Inc.	1,350	55,404
Commercial Vehicle Group, Inc. (a)	3,652	40,683
Global Brass & Copper Holdings, Inc.	900	31,140
Hardinge, Inc.	183	3,122
Harsco Corporation (a)	400	7,220
Hurco Companies, Inc.	200	8,920
L.B. Foster Company - Class A (a)	200	4,620
		151,109
Professional Services - 0.2%
On Assignment, Inc. (a)	100	6,396

Road & Rail - 0.9%
YRC Worldwide, Inc. (a)	2,001	24,652

Trading Companies & Distributors - 0.4%
H&E Equipment Services, Inc.	300	11,157

Information Technology - 22.8%
Communications Equipment - 1.0%
Bel Fuse, Inc. - Class B	300	8,055
Comtech Telecommunications Corporation	200	4,334
Digi International, Inc. (a)	800	8,200
Ribbon Communications, Inc. (a)	900	6,993
		27,582
Electronic Equipment, Instruments & Components - 1.8%
Daktronics, Inc.	1,800	17,244
Electro Scientific Industries, Inc. (a)	300	7,179
Insight Enterprises, Inc. (a)	100	3,900
Itron, Inc. (a)	250	16,113
KEMET Corporation (a)	300	4,626

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Information Technology - 22.8% (Continued)
Electronic Equipment, Instruments & Components - 1.8% (Continued)
Systemax, Inc.	100	$3,050
		52,112
Internet Software & Services - 4.6%
ANGI Homeservices, Inc. - Class A (a)	1,000	11,580
Care.com, Inc. (a)	1,350	25,609
Endurance International Group Holdings, Inc. (a)	1,700	15,895
Meet Group, Inc. (The) (a)	800	2,032
QuinStreet, Inc. (a)	1,000	10,690
Quotient Technology, Inc. (a)	700	8,330
Web.com Group, Inc. (a)	400	9,200
XO Group, Inc. (a)	2,020	39,047
Zix Corporation (a)	1,800	7,920
		130,303
IT Services - 4.6%
Cardtronics plc - Class A (a)	100	1,873
Convergys Corporation	700	17,276
CSG Systems International, Inc.	300	13,767
Everi Holdings, Inc. (a)	3,300	26,895
MAXIMUS, Inc.	450	31,086
Syntel, Inc. (a)	1,200	30,732
TeleTech Holdings, Inc.	100	4,050
Unisys Corporation (a)	385	2,984
VeriFone Systems, Inc. (a)	100	1,734
		130,397
Semiconductors & Semiconductor Equipment - 4.3%
Alpha & Omega Semiconductor Ltd. (a)	283	4,983
Amkor Technology, Inc. (a)	1,100	11,627
Amtech Systems, Inc. (a)	1,000	9,880
AXT, Inc. (a)	215	2,075
Cirrus Logic, Inc. (a)	400	22,096
Cohu, Inc.	200	4,552
IXYS Corporation (a)	500	12,150
Photronics, Inc. (a)	2,038	19,667
SMART Global Holdings, Inc. (a)	300	8,997
Xcerra Corporation (a)	2,088	20,692

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Information Technology - 22.8% (Continued)
Semiconductors & Semiconductor Equipment - 4.3% (Continued)
Xperi Corporation	337	$6,504
		123,223
Software - 6.3%
American Software, Inc. - Class A	2,000	25,820
Aspen Technology, Inc. (a)	400	26,768
Manhattan Associates, Inc. (a)	850	37,697
Nuance Communications, Inc. (a)	300	4,662
Progress Software Corporation	600	24,804
QAD, Inc. - Class A	250	9,200
Symantec Corporation	300	8,691
TiVo Corporation	1,700	30,260
Upland Software, Inc. (a)	320	7,501
VASCO Data Security International, Inc. (a)	400	5,360
		180,763
Technology Hardware, Storage & Peripherals - 0.2%
Super Micro Computer, Inc. (a)	200	4,410

Materials - 9.3%
Chemicals - 5.1%
Chemours Company (The)	200	10,280
Ferro Corporation (a)	100	2,535
OMNOVA Solutions, Inc. (a)	2,801	29,971
PolyOne Corporation	500	23,105
Rayonier Advanced Materials, Inc.	1,073	20,161
Stepan Company	300	24,933
Tredegar Corporation	800	15,760
Trinseo S.A.	190	14,022
Valhi, Inc.	900	6,075
		146,842
Construction Materials - 0.7%
U.S. Concrete, Inc. (a)	200	16,170
United States Lime & Minerals, Inc.	40	3,414
		19,584
Containers & Packaging - 2.5%
Greif, Inc. - Class A	900	49,113
Owens-Illinois, Inc. (a)	800	19,376

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Materials - 9.3% (Continued)
Containers & Packaging - 2.5% (Continued)
UFP Technologies, Inc. (a)	100	$2,755
		71,244
Metals & Mining - 0.6%
Century Aluminum Company (a)	600	7,950
Cleveland-Cliffs, Inc. (a)	600	3,996
Warrior Met Coal, Inc.	200	4,444
		16,390
Paper & Forest Products - 0.4%
Louisiana-Pacific Corporation (a)	400	11,044

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Windstream Holdings, Inc.	2,500	6,575

Wireless Telecommunication Services - 0.6%
United States Cellular Corporation (a)	400	15,136

Total Investments at Value - 95.4% (Cost $2,226,489)		$2,719,745

Other Assets in Excess of Liabilities - 4.6%		131,319

Net Assets - 100.0%		$2,851,064

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Consumer Discretionary - 10.5%
Auto Components - 0.6%
BorgWarner, Inc.	80	$4,454
Goodyear Tire & Rubber Company (The)	50	1,619
		6,073
Automobiles - 1.7%
Thor Industries, Inc.	120	18,426

Hotels, Restaurants & Leisure - 0.7%
Aramark	40	1,704
Scientific Games Corporation - Class A (a)	100	5,265
		6,969
Household Durables - 1.3%
CalAtlantic Group, Inc.	40	2,242
NVR, Inc. (a)	3	10,425
PulteGroup, Inc.	50	1,706
		14,373
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corporation QVC Group - Series A (a)	280	6,832

Leisure Products - 0.9%
Brunswick Corporation	100	5,535
Mattel, Inc.	200	3,650
		9,185
Media - 4.1%
News Corporation - Class A	2,050	33,128
Viacom, Inc. - Class B	400	11,328
		44,456
Textiles, Apparel & Luxury Goods - 0.6%
Ralph Lauren Corporation	70	6,661

Consumer Staples - 8.4%
Beverages - 0.2%
Dr Pepper Snapple Group, Inc.	30	2,705

Food Products - 8.2%
Archer-Daniels-Midland Company	340	13,559

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Consumer Staples - 8.4% (Continued)
Food Products - 8.2% (Continued)
Campbell Soup Company	360	$17,748
Conagra Brands, Inc.	250	9,333
Flowers Foods, Inc.	100	1,998
Ingredion, Inc.	30	4,154
J.M. Smucker Company (The)	80	9,334
Pilgrim's Pride Corporation (a)	100	3,667
Seaboard Corporation	2	8,650
Tyson Foods, Inc. - Class A	240	19,740
		88,183
Energy - 8.7%
Energy Equipment & Services - 0.2%
RPC, Inc.	100	2,404

Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corporation	265	12,744
Apache Corporation	60	2,510
ConocoPhillips	240	12,211
Devon Energy Corporation	100	3,853
Hess Corporation	41	1,881
HollyFrontier Corporation	300	13,344
Marathon Oil Corporation	800	11,872
Marathon Petroleum Corporation	260	16,284
Murphy Oil Corporation	50	1,398
Noble Energy, Inc.	200	5,260
Valero Energy Corporation	120	10,274
		91,631
Financials - 10.8%
Banks - 4.4%
Bank of the Ozarks, Inc.	60	2,893
Citizens Financial Group, Inc.	70	2,849
Comerica, Inc.	60	4,999
East West Bancorp, Inc.	140	8,616
Fifth Third Bancorp	50	1,525
Huntington Bancshares, Inc.	200	2,880
KeyCorp	300	5,694
M&T Bank Corporation	10	1,689

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Banks - 4.4% (Continued)
PacWest Bancorp	40	$1,906
Regions Financial Corporation	100	1,659
Signature Bank (a)	10	1,373
SunTrust Banks, Inc.	100	6,163
SVB Financial Group (a)	20	4,553
Western Alliance Bancorp (a)	20	1,164
		47,963
Capital Markets - 1.6%
E*TRADE Financial Corporation (a)	20	963
Eaton Vance Corporation	80	4,422
Franklin Resources, Inc.	20	867
Invesco Ltd.	80	2,894
Northern Trust Corporation	60	5,867
Raymond James Financial, Inc.	20	1,766
		16,779
Consumer Finance - 1.3%
Ally Financial, Inc.	250	6,715
Discover Financial Services	20	1,412
Synchrony Financial	150	5,383
		13,510
Insurance - 3.5%
Assurant, Inc.	20	2,018
Berkley (W.R.) Corporation	20	1,382
Brown & Brown, Inc.	40	2,050
CNA Financial Corporation	140	7,613
Lincoln National Corporation	100	7,655
Markel Corporation (a)	1	1,107
Old Republic International Corporation	100	2,097
Principal Financial Group, Inc.	20	1,416
Progressive Corporation (The)	40	2,127
Unum Group	180	10,192
		37,657
Health Care - 11.8%
Biotechnology - 2.1%
AbbVie, Inc.	50	4,846
Bioverativ, Inc. (a)	60	3,001

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Health Care - 11.8% (Continued)
Biotechnology - 2.1% (Continued)
Exelixis, Inc. (a)	150	$4,062
Ionis Pharmaceuticals, Inc. (a)	30	1,665
Vertex Pharmaceuticals, Inc. (a)	65	9,379
		22,953
Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	210	13,761
Hill-Rom Holdings, Inc.	260	21,983
Hologic, Inc. (a)	40	1,669
Varian Medical Systems, Inc. (a)	90	10,058
Zimmer Biomet Holdings, Inc.	30	3,513
		50,984
Health Care Providers & Services - 2.0%
Express Scripts Holding Company (a)	240	15,643
Laboratory Corporation of America Holdings (a)	15	2,374
McKesson Corporation	10	1,477
Molina Healthcare, Inc. (a)	20	1,565
		21,059
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	20	1,384
Bruker Corporation	310	10,906
Charles River Laboratories International, Inc. (a)	100	10,420
PerkinElmer, Inc.	85	6,263
		28,973
Pharmaceuticals - 0.3%
Pfizer, Inc.	100	3,626

Industrials - 14.5%
Aerospace & Defense - 2.0%
Curtiss-Wright Corporation	30	3,726
L3 Technologies, Inc.	25	4,965
Textron, Inc.	230	12,813
		21,504
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	100	7,903

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Airlines - 1.5%
Alaska Air Group, Inc.	80	$5,534
JetBlue Airways Corporation (a)	500	10,735
		16,269
Building Products - 0.4%
Owens Corning	50	4,417

Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	120	4,548

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	60	9,358

Machinery - 6.9%
AGCO Corporation	40	2,831
Allison Transmission Holdings, Inc.	620	25,445
Crane Company	100	8,537
Cummins, Inc.	46	7,701
Oshkosh Corporation	310	27,912
Terex Corporation	40	1,870
		74,296
Professional Services - 1.6%
ManpowerGroup, Inc.	100	12,890
Robert Half International, Inc.	80	4,563
		17,453
Information Technology - 13.9%
Communications Equipment - 0.9%
ARRIS International plc (a)	150	4,496
Harris Corporation	40	5,780
		10,276
Electronic Equipment, Instruments & Components - 3.0%
Avnet, Inc.	540	22,361
SYNNEX Corporation	10	1,362
Zebra Technologies Corporation - Class A (a)	80	8,826
		32,549
IT Services - 3.7%
Amdocs Ltd.	50	3,265

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Information Technology - 13.9% (Continued)
IT Services - 3.7% (Continued)
CSRA, Inc.	50	$1,446
Leidos Holdings, Inc.	120	7,628
MAXIMUS, Inc.	250	17,270
Total System Services, Inc.	40	2,974
Western Union Company (The)	350	6,892
		39,475
Semiconductors & Semiconductor Equipment - 2.2%
Cypress Semiconductor Corporation	700	11,207
ON Semiconductor Corporation (a)	100	2,008
Teradyne, Inc.	250	10,117
		23,332
Software - 2.9%
CA, Inc.	320	10,582
Cadence Design Systems, Inc. (a)	100	4,391
Citrix Systems, Inc. (a)	20	1,753
Fair Isaac Corporation	10	1,570
Symantec Corporation	100	2,897
Synopsys, Inc. (a)	110	9,942
		31,135
Technology Hardware, Storage & Peripherals - 1.2%
HP, Inc.	130	2,789
Western Digital Corporation	135	10,646
		13,435
Materials - 7.2%
Chemicals - 3.1%
Eastman Chemical Company	50	4,618
Huntsman Corporation	640	20,454
PPG Industries, Inc.	70	8,180
		33,252
Containers & Packaging - 3.0%
Owens-Illinois, Inc. (a)	950	23,009
WestRock Company	160	9,986
		32,995
Metals & Mining - 1.1%
Freeport-McMoRan, Inc. (a)	100	1,392
Nucor Corporation	20	1,150

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Materials - 7.2% (Continued)
Metals & Mining - 1.1% (Continued)
Reliance Steel & Aluminum Company	40	$3,144
Steel Dynamics, Inc.	160	6,160
		11,846
Real Estate - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Alexandria Real Estate Equities, Inc.	10	1,271
AvalonBay Communities, Inc.	5	907
Boston Properties, Inc.	30	3,761
Duke Realty Corporation	50	1,406
EPR Properties	60	4,069
Essex Property Trust, Inc.	5	1,235
Extra Space Storage, Inc.	20	1,707
Forest City Realty Trust, Inc. - Class A	150	3,592
GGP, Inc.	100	2,350
Gramercy Property Trust	100	2,852
Host Hotels & Resorts, Inc.	250	4,948
Hudson Pacific Properties, Inc.	300	10,689
Kilroy Realty Corporation	20	1,508
Kimco Realty Corporation	50	926
Macerich Company (The)	120	7,770
Mid-America Apartment Communities, Inc.	40	4,098
Prologis, Inc.	40	2,649
Regency Centers Corporation	20	1,356
SL Green Realty Corporation	30	3,067
UDR, Inc.	60	2,360
Ventas, Inc.	20	1,280
VEREIT, Inc.	100	780
Weyerhaeuser Company	220	7,784
		72,365
Utilities - 2.5%
Electric Utilities - 1.2%
Edison International	20	1,625
Eversource Energy	20	1,297
OGE Energy Corporation	180	6,437
PPL Corporation	100	3,667
		13,026

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Utilities - 2.5% (Continued)
Gas Utilities - 0.1%
Sempra Energy	10	$1,210

Multi-Utilities - 1.2%
MDU Resources Group, Inc.	200	5,590
PG&E Corporation	40	2,170
Public Service Enterprise Group, Inc.	40	2,122
SCANA Corporation	60	2,590
		12,472

Total Common Stocks (Cost $887,979)		$1,024,518

RIGHTS - 0.0%	Shares	Value
Media General, Inc. - CVR (a) (b) (Cost $0)	120	$0

Total Investments at Value - 95.0% (Cost $887,979)		$1,024,518

Other Assets in Excess of Liabilities - 5.0%		53,999

Net Assets - 100.0%		$1,078,517
CVR - Contingent Value Right.

(a)	Non-income producing security.
(b)
Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2017, representing 0.0% of net assets.

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 12.1%
Auto Components - 0.7%
Goodyear Tire & Rubber Company (The)	250	$8,093

Automobiles - 2.2%
Thor Industries, Inc.	160	24,568

Distributors - 0.6%
LKQ Corporation (a)	160	6,307

Hotels, Restaurants & Leisure - 2.2%
Scientific Games Corporation - Class A (a)	200	10,530
Six Flags Entertainment Corporation	160	10,467
Yum! Brands, Inc.	40	3,339
		24,336
Household Durables - 2.0%
NVR, Inc. (a)	6	20,850
Whirlpool Corporation	10	1,686
		22,536
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corporation QVC Group - Series A (a)	120	2,928

Leisure Products - 0.8%
Brunswick Corporation	40	2,214
Polaris Industries, Inc.	50	6,350
		8,564
Media - 3.2%
Altice USA, Inc. - Class A (a)	50	892
News Corporation - Class A	1,836	29,670
Viacom, Inc. - Class B	200	5,664
		36,226
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corporation	20	1,903

Consumer Staples - 7.1%
Food Products - 6.1%
Archer-Daniels-Midland Company	200	7,976

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Staples - 7.1% (Continued)
Food Products - 6.1% (Continued)
Campbell Soup Company	320	$15,776
Flowers Foods, Inc.	150	2,997
J.M. Smucker Company (The)	110	12,834
Kellogg Company	100	6,616
Pilgrim's Pride Corporation (a)	150	5,501
Seaboard Corporation	1	4,325
Tyson Foods, Inc. - Class A	145	11,926
		67,951
Household Products - 1.0%
Clorox Company (The)	80	11,143

Energy - 3.3%
Energy Equipment & Services - 0.5%
RPC, Inc.	250	6,010

Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corporation	242	11,638
Cabot Oil & Gas Corporation	100	2,895
Devon Energy Corporation	100	3,853
HollyFrontier Corporation	170	7,561
Marathon Oil Corporation	200	2,968
Noble Energy, Inc.	100	2,630
		31,545
Financials - 3.6%
Banks - 0.6%
First Republic Bank	25	2,389
SVB Financial Group (a)	21	4,780
		7,169
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	26	5,165
Eaton Vance Corporation	90	4,975
Moody's Corporation	25	3,796
S&P Global, Inc.	10	1,655
SEI Investments Company	40	2,814
T. Rowe Price Group, Inc.	30	3,088

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 3.6% (Continued)
Capital Markets - 2.2% (Continued)
TD Ameritrade Holding Corporation	60	$3,070
		24,563
Diversified Financial Services - 0.2%
Cboe Global Markets, Inc.	20	2,469

Insurance - 0.6%
Marsh & McLennan Companies, Inc.	30	2,518
Progressive Corporation (The)	80	4,254
		6,772
Health Care - 15.5%
Biotechnology - 4.4%
AbbVie, Inc.	75	7,269
Biogen, Inc. (a)	18	5,799
Bioverativ, Inc. (a)	100	5,002
Exelixis, Inc. (a)	50	1,354
Ionis Pharmaceuticals, Inc. (a)	120	6,659
Regeneron Pharmaceuticals, Inc. (a)	14	5,066
Vertex Pharmaceuticals, Inc. (a)	125	18,036
		49,185
Health Care Equipment & Supplies - 5.1%
Becton, Dickinson and Company	8	1,826
C.R. Bard, Inc.	10	3,359
Hill-Rom Holdings, Inc.	280	23,674
Hologic, Inc. (a)	320	13,350
Varian Medical Systems, Inc. (a)	130	14,528
		56,737
Health Care Providers & Services - 1.5%
Express Scripts Holding Company (a)	160	10,429
McKesson Corporation	10	1,477
Molina Healthcare, Inc. (a)	60	4,695
		16,601
Health Care Technology - 0.1%
Cerner Corporation (a)	20	1,414

Life Sciences Tools & Services - 3.3%
Bruker Corporation	390	13,720

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 15.5% (Continued)
Life Sciences Tools & Services - 3.3% (Continued)
Charles River Laboratories International, Inc. (a)	155	$16,151
PerkinElmer, Inc.	100	7,368
		37,239
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Company	30	1,896
Eli Lilly & Company	20	1,693
Nektar Therapeutics (a)	110	5,939
Zoetis, Inc.	40	2,891
		12,419
Industrials - 17.5%
Aerospace & Defense - 2.3%
Curtiss-Wright Corporation	90	11,178
L3 Technologies, Inc.	15	2,979
Textron, Inc.	200	11,142
		25,299
Air Freight & Logistics - 1.0%
FedEx Corporation	34	7,870
XPO Logistics, Inc. (a)	40	3,161
		11,031
Airlines - 1.9%
Alaska Air Group, Inc.	240	16,601
JetBlue Airways Corporation (a)	200	4,294
		20,895
Construction & Engineering - 1.4%
MasTec, Inc. (a)	180	8,073
Quanta Services, Inc. (a)	200	7,580
		15,653
Electrical Equipment - 1.2%
Hubbell, Inc.	20	2,516
Rockwell Automation, Inc.	60	11,584
		14,100
Machinery - 7.1%
AGCO Corporation	60	4,247
Allison Transmission Holdings, Inc.	800	32,832
Crane Company	20	1,707
Cummins, Inc.	80	13,392

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 17.5% (Continued)
Machinery - 7.1% (Continued)
Oshkosh Corporation	300	$27,012
		79,190
Professional Services - 1.8%
ManpowerGroup, Inc.	70	9,023
Robert Half International, Inc.	80	4,563
TransUnion (a)	120	6,663
		20,249
Road & Rail - 0.2%
Schneider National, Inc. - Class B	100	2,623

Trading Companies & Distributors - 0.6%
Grainger (W.W.), Inc.	30	6,639

Information Technology - 30.5%
Communications Equipment - 0.9%
ARRIS International plc (a)	200	5,994
Harris Corporation	30	4,335
		10,329
Electronic Equipment, Instruments & Components - 3.3%
Avnet, Inc.	400	16,564
SYNNEX Corporation	40	5,448
Zebra Technologies Corporation - Class A (a)	135	14,893
		36,905
Internet Software & Services - 1.1%
eBay, Inc. (a)	60	2,080
GoDaddy, Inc. - Class A (a)	90	4,379
IAC/InterActiveCorp (a)	50	6,363
		12,822
IT Services - 8.3%
Booz Allen Hamilton Holding Corporation	300	11,607
Cognizant Technology Solutions Corporation - Class A	120	8,674
Jack Henry & Associates, Inc.	20	2,306
Leidos Holdings, Inc.	180	11,443
MAXIMUS, Inc.	290	20,033
Sabre Corporation	200	3,982
Total System Services, Inc.	240	17,846

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 30.5% (Continued)
IT Services - 8.3% (Continued)
Western Union Company (The)	850	$16,737
		92,628
Semiconductors & Semiconductor Equipment - 6.6%
Cypress Semiconductor Corporation	500	8,005
KLA-Tencor Corporation	20	2,045
Lam Research Corporation	65	12,501
Maxim Integrated Products, Inc.	200	10,466
ON Semiconductor Corporation (a)	700	14,056
Skyworks Solutions, Inc.	55	5,761
Teradyne, Inc.	510	20,640
		73,474
Software - 8.6%
Activision Blizzard, Inc.	60	3,744
Aspen Technology, Inc. (a)	150	10,038
CA, Inc.	250	8,268
Cadence Design Systems, Inc. (a)	380	16,686
Citrix Systems, Inc. (a)	145	12,706
Electronic Arts, Inc. (a)	10	1,064
Fair Isaac Corporation	50	7,853
SS&C Technologies Holdings, Inc.	240	9,910
Symantec Corporation	650	18,830
Synopsys, Inc. (a)	80	7,230
		96,329
Technology Hardware, Storage & Peripherals - 1.7%
HP, Inc.	650	13,942
Western Digital Corporation	60	4,732
		18,674
Materials - 7.0%
Chemicals - 2.7%
Chemours Company (The)	140	7,196
Eastman Chemical Company	20	1,847
Huntsman Corporation	490	15,660
PPG Industries, Inc.	50	5,843
		30,546
Containers & Packaging - 3.7%
Berry Global Group, Inc. (a)	120	7,172

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Materials - 7.0% (Continued)
Containers & Packaging - 3.7% (Continued)
Owens-Illinois, Inc. (a)	850	$20,587
Packaging Corporation of America	30	3,558
Sonoco Products Company	20	1,070
WestRock Company	140	8,738
		41,125
Metals & Mining - 0.5%
Nucor Corporation	20	1,150
Steel Dynamics, Inc.	109	4,197
		5,347
Paper & Forest Products - 0.1%
Louisiana-Pacific Corporation (a)	50	1,380

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	20	867

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	300	4,377

Total Investments at Value - 97.1% (Cost $920,957)		$1,087,160

Other Assets in Excess of Liabilities - 2.9%		32,521

Net Assets - 100.0%		$1,119,681

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

1.	Securities Valuation

Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2017:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$2,971,374	$-	$-		$2,971,374
Rights	-	-	0	*	0
Total	$2,971,374	$-	$0	*	$2,971,374

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,719,745	$-	$-	$2,719,745

Alambic Mid Cap Value Plus Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$1,024,518	$-	$-		$1,024,518
Rights	-	-	0	*	0
Total	$1,024,518	$-	$0	*	$1,024,518

Alambic Mid Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,087,160	$-	$-	$1,087,160

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund each hold Rights which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2017, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Alambic Small Cap Growth Plus Fund and Alambic Mid Cap Growth Plus Fund as of November 30, 2017.

The following is a reconciliation of level 3 securities of Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund for which significant unobservable inputs were used to determine fair value between August 31, 2017 and November 30, 2017.

	Alambic Small Cap Value Plus Fund		Alambic Mid Cap Value Plus Fund

Balance as of August 31, 2017	$0	*	$0	*
Balance as of November 30, 2017	$0	*	$0	*

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Plus Fund each hold Rights which have been fair valued at $0.

The total amount of unrealized appreciation on Level 3 securities was $0 for both Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund as of November 30, 2017.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and observable inputs developed by the Board to determine the fair value of the Level 3 investments:

Alambic Small Cap Value Plus Fund

	Fair Value at 11/30/2017		Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase to Input**

Rights	$0	*	Deemed	Discount	100%	Decrease
			Worthless	Percentage

Alambic Mid Cap Value Plus Fund

	Fair Value at 11/30/2017		Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase to Input**

Rights	$0	*	Deemed	Discount	100%	Decrease
			Worthless	Percentage

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund each hold Rights which have been fair valued at $0.
**
This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increase and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2017:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
Tax cost of portfolio investments	$2,494,709	$2,227,521
Gross unrealized appreciation	$486,113	$513,594
Gross unrealized depreciation	(9,448)	(21,370)
Net unrealized appreciation	$476,665	$492,224

	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Tax cost of portfolio investments	$888,045	$921,296
Gross unrealized appreciation	$138,789	$167,810
Gross unrealized depreciation	(2,316)	(1,946)
Net unrealized appreciation	$136,473	$165,864

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As November 30, 2017, Alambic Mid Cap Growth Plus Fund had 30.5% of the value of its net assets invested in stocks within the Information Technology sector.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS — 97.8%	Shares	Value

Consumer Discretionary — 11.0%
Hotels, Restaurants & Leisure - 2.7%
InterContinental Hotels Group plc - ADR	29,870	$1,752,174

Media - 3.1%
Publicis Groupe S.A. (a)	30,300	2,011,474

Multiline Retail - 2.8%
Nordstrom, Inc.	38,750	1,761,188

Textiles, Apparel & Luxury Goods - 2.4%
LVMH Moet Hennessy Louis Vuitton SE (a)	5,270	1,535,138

Consumer Staples — 11.3%
Beverages - 3.3%
Anheuser-Busch InBev S.A./N.V. - ADR	7,200	824,328
Diageo plc - ADR	9,347	1,294,279
		2,118,607
Food Products - 6.2%
Danone S.A. (a)	17,930	1,514,096
Nestlé S.A. - ADR	14,815	1,265,349
Unilever plc - ADR	21,090	1,191,163
		3,970,608
Tobacco - 1.8%
Imperial Brands plc (a)	27,850	1,154,371

Energy — 8.6%
Oil, Gas & Consumable Fuels - 8.6%
Dominion Energy Midstream Partners, L.P.	40,675	1,307,701
Enterprise Products Partners, L.P.	53,650	1,321,400
ONEOK, Inc.	27,960	1,451,124
Royal Dutch Shell plc - Class B - ADR	22,040	1,453,318
		5,533,543

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Value

Financials — 16.8%
Banks - 7.2%
BB&T Corporation	36,600	$1,808,772
ING Groep N.V. - ADR	67,050	1,213,605
PNC Financial Services Group, Inc. (The)	11,400	1,602,384
		4,624,761
Insurance - 9.6%
Allianz SE (a)	7,240	1,709,822
AXA S.A. (a)	46,600	1,405,964
Chubb Ltd.	10,620	1,615,408
Swiss Re AG (a)	15,400	1,445,901
		6,177,095
Health Care — 14.1%
Health Care Equipment & Supplies- 2.6%
Abbott Laboratories	29,465	1,660,942

Pharmaceuticals - 11.5%
Bayer AG (a)	10,965	1,399,540
Johnson & Johnson	15,775	2,197,931
Novartis AG - ADR	17,720	1,520,376
Roche Holdings AG - ADR	37,500	1,184,250
Sanofi - ADR	23,265	1,061,815
		7,363,912
Industrials — 12.9%
Aerospace & Defense - 2.0%
United Technologies Corporation	10,550	1,281,298

Air Freight & Logistics - 4.5%
Deutsche Post AG (a)	33,750	1,606,445
United Parcel Service, Inc. - Class B	10,700	1,299,515
		2,905,960
Electrical Equipment - 2.7%
Eaton Corporation plc	22,539	1,753,083

Machinery - 2.2%
Stanley Black & Decker, Inc.	8,415	1,427,437

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Value

Industrials — 12.9% (Continued)
Transportation Infrastructure - 1.5%
Atlantia SpA (a)	29,000	$963,981

Information Technology — 9.2%
Communications Equipment - 3.0%
Cisco Systems, Inc.	52,200	1,947,060

Semiconductors & Semiconductor Equipment - 2.4%
Texas Instruments, Inc.	16,005	1,557,126

Software - 3.8%
Microsoft Corporation	28,605	2,407,683

Materials — 5.2%
Chemicals - 2.4%
DowDuPont, Inc.	21,340	1,535,626

Containers & Packaging - 2.8%
International Paper Company	31,800	1,800,198

Real Estate — 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Crown Castle International Corporation	11,240	1,270,120
Hammerson plc (a)	138,450	972,328
Kimco Realty Corporation	75,900	1,405,668
		3,648,116
Telecommunication Services — 3.0%
Wireless Telecommunication Services - 3.0%
Vodafone Group plc - ADR	62,290	1,917,286

Total Common Stocks (Cost $53,840,869)		$62,808,667

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.4%	Shares	Value

First American Government Obligations Fund -
Class Z, 0.94% (b) (Cost $1,530,945)	1,530,945	$1,530,945

Total Investments at Value — 100.2% (Cost $55,371,814)		$64,339,612

Liabilities in Excess of Other Assets — (0.2%)		(116,660)

Net Assets — 100.0%		$64,222,952

ADR - American Depositary Receipt

(a)	Level 2 security (Note 1).
(b)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF STOCKS BY COUNTRY
November 30, 2017 (Unaudited)

Country	Values	% of Net Assets
United States	$29,043,171	45.2%
United Kingdom	9,734,920	15.2%
France	7,528,487	11.7%
Switzerland	7,031,285	11.0%
Germany	4,715,807	7.3%
Ireland	1,753,083	2.7%
Netherlands	1,213,605	1.9%
Italy	963,981	1.5%
Belgium	824,328	1.3%
Total	$62,808,667	52.6%

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver	Currency To Receive	Net Unrealized Depreciation
BNY Mellon	12/15/2017	EUR 6,000,000	USD 7,008,000	$(139,715)
BNY Mellon	12/15/2017	GBP 3,000,000	USD 3,937,110	(122,856)
Total				$(262,571)

EUR – Euro
GBP - British Pound Sterling
USD - U.S. Dollar

The average net monthly notional value of forward foreign currency contracts for the period ended November 30, 2017 is $7,472,507.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

1. Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Foreign securities that are principally traded in non-U.S. markets that close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Foreign securities actively traded in non-U.S. markets are classified as Level 2 despite the availability of closing prices because such securities are fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks	$47,089,606	$15,719,061	$-	$62,808,667
Money Market Funds	1,530,945	-	-	1,530,945
Total	$48,620,551	$15,719,061	$-	$64,339,612

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2017, the Fund did not have any transfers between Levels. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$55,659,350
Gross unrealized appreciation	$9,433,152
Gross unrealized depreciation	(752,890)
Net unrealized appreciation	$8,680,262

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4. Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments, and higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may limit gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar-denominated debt, thereby increasing credit risk of such debt. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 88.1%	Shares	Value
Consumer Discretionary - 5.6%
Automobiles - 1.2%
Tata Motors Ltd. - ADR (a)	500	$15,595

Internet & Direct Marketing Retail - 4.4%
Despegar.com Corporation (a)	800	19,200
Vipshop Holdings Ltd. - ADR (a)	4,500	37,035
		56,235
Consumer Staples - 4.4%
Beverages - 3.5%
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	500	44,985

Food Products - 0.9%
BRF S.A. - ADR (a)	1,000	11,790

Energy - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
CNOOC Ltd. - ADR	200	27,368
PetroChina Company Ltd. - ADR	300	20,262
Petroleo Brasileiro S.A. - ADR (a)	3,000	29,160
YPF S.A. - ADR (b)	2,300	52,187
		128,977
Financials - 5.2%
Banks - 5.2%
Banco Santander Brasil S.A. - ADR	2,500	21,875
Grupo Financiero Santander México, S.A.B. de C.V. - Class B - ADR	2,500	20,325
Itau Unibanco Holding S.A. - ADR	2,000	25,100
		67,300
Health Care - 4.5%
Pharmaceuticals - 4.5%
Dr. Reddy's Laboratories Ltd. - ADR (b)	800	28,016
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,000	29,640
		57,656

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.1% (Continued)	Shares	Value
Industrials - 5.7%
Air Freight & Logistics - 2.5%
ZTO Express Cayman, Inc. - ADR (a)	2,000	$32,120

Airlines - 1.9%
Azul S.A. - ADR (a)	1,000	25,160

Transportation Infrastructure - 1.3%
Grupo Aeroportuario del Centro Norte, S.A.B de C.V. - ADR	400	16,196

Information Technology - 17.5%
Electronic Equipment Instruments & Components - 3.1%
LG Display Company Ltd. - ADR	2,800	39,368

Internet Software & Services - 2.8%
Alibaba Group Holding Ltd. - ADR (a)	200	35,416

Semiconductors & Semiconductor Equipment - 11.6%
Advanced Semiconductor Engineering, Inc. - ADR	5,000	32,550
Silicon Motion Technology Corporation - ADR	1,500	77,640
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,000	39,600
		149,790
Materials - 24.8%
Chemicals - 3.8%
Albemarle Corporation	200	26,864
Sociedad Quimica y Minera de Chile S.A. - ADR	400	21,728
		48,592
Construction Materials - 5.6%
CEMEX, S.A.B. de C.V. - ADR (a)	8,000	60,720
Loma Negra Cia Industrial Argentina S.A. - ADR (a)	500	11,040
		71,760
Metals & Mining - 15.4%
AngloGold Ashanti Ltd. - ADR	5,000	52,250
Cia de Minas Buenaventura S.A.A. - ADR	3,000	41,970
Gerdau S.A. - ADR	10,000	33,200
Gold Fields Ltd. - ADR	11,000	46,530

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.1% (Continued)	Shares	Value
Materials - 24.8% (Continued)
Metals & Mining - 15.4% (Continued)
Sibanye Gold Ltd. - ADR	4,500	$25,065
		199,015
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
Cresud SACIF y A - ADR	1,000	21,810

Telecommunication Services - 5.1%
Wireless Telecommunication Services - 5.1%
China Mobile Ltd. - ADR (b)	1,300	66,092

Utilities - 3.6%
Electric Utilities - 3.6%
Centrais Eletricas Basileiras S.A. - ADR (a)	5,000	28,300
Companhia Energética de Minas Gerais - CEMIG - ADR	9,000	18,360
		46,660

Total Common Stocks (Cost $1,098,660)		$1,134,517

EXCHANGE-TRADED FUNDS - 8.0%	Shares	Value
Direxion Daily MSCI Brazil Bull 3X Shares (a)	500	$17,620
Global X MSCI Greece ETF	1,500	13,680
iShares MSCI Mexico Capped ETF (b)	800	40,152
iShares MSCI South Africa ETF (b)	500	32,010
Total Exchange-Traded Funds (Cost $100,798)		$103,462

PURCHASED OPTION CONTRACTS - 1.0%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 1.0%
Albemarle Corporation	12/15/17	$140.00	5	$575
CEMEX, S.A.B. de C.V.	01/19/18	9.00	200	1,000
China Mobile Ltd.	12/15/17	50.00	10	1,250
Crude Oil Futures	01/17/18	60.00	5	3,550

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 1.0% (Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 1.0% (Continued)
iPath S&P 500 VIX Short-Term Futures ETN (c)	12/15/17	$40.00	10	$320
iShares MSCI Brazil Capped ETF	12/15/17	41.00	35	1,155
iShares MSCI Brazil Capped ETF	01/19/18	41.00	15	1,020
iShares MSCI Brazil Capped ETF	01/19/18	42.00	15	660
iShares MSCI Emerging Markets ETF	12/15/17	47.00	65	1,755
iShares MSCI Emerging Markets ETF	01/19/18	48.00	25	625
Petroleo Brasileiro S.A.	12/15/17	11.00	35	105
Silicon Motion Technology Corporation	12/15/17	55.00	10	400
Sociedad Quimica y Minera de Chile S.A.	12/15/17	60.00	10	350
Teva Pharmaceutical Industries Ltd.	03/16/18	30.00	50	125
YPF S.A.	12/15/17	25.00	20	50
				12,940
Put Option Contracts - 0.0% (d)
E-Mini S&P 500 Futures	12/15/17	2,400.00	1	45
iShares MSCI EAFE ETF	12/15/17	69.00	25	450
				495

Total Purchased Option Contracts (Cost $32,651)				$13,435

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 9.7%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b)(e) (Cost $124,445)	04/12/18	1.217%	$125,000	$124,405

Total Investments at Value - 106.8% (Cost $1,356,554)				$1,375,819

Liabilities in Excess of Other Assets (f) - (6.8%)				(87,607)

Net Assets - 100.0%				$1,288,212

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the security cover written option contracts.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SUMMARY OF COMMON STOCKS & ETFs BY COUNTRY
November 30, 2017 (Unaudited)

COUNTRY	Value	% of Net Assets
Brazil	$210,565	16.3%
Mexico	182,378	14.2%
South Africa	155,855	12.1%
Cayman Islands	146,795	11.4%
Hong Kong	93,460	7.2%
Argentina	85,037	6.6%
Taiwan Province of China	72,150	5.6%
China	55,678	4.3%
India	43,611	3.4%
Peru	41,970	3.3%
South Korea	39,368	3.0%
Israel	29,640	2.3%
United States	26,864	2.1%
Chile	21,728	1.7%
Virgin Islands British	19,200	1.5%
Greece	13,680	1.1%
Total	$1,237,979	96.1%

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2017 (Unaudited)

COMMON STOCKS - 8.6%	Shares	Value
Materials - 1.8%
Metals & Mining - 1.8%
POSCO - ADR	300	$22,872

Telecommunication Services - 6.8%
Diversified Telecommunication Services - 4.1%
Chunghwa Telecom Company Ltd. - ADR	1,500	52,065

Wireless Telecommunication Services - 2.7%
América Móvil S.A.B. de C.V. - Series L - ADR	1,500	25,650
Turkcell Iletisim Hizmetleri A.S. - ADR	1,000	9,580
		35,230

Total Common Stocks (Proceeds $110,748)		$110,167

EXCHANGE-TRADED FUNDS - 10.6%	Shares	Value
iShares MSCI EAFE ETF	1,000	$70,110
iShares MSCI South Korea Capped ETF	500	37,575
iShares MSCI Turkey ETF	200	7,578
VanEck Vectors Russia ETF	1,000	21,680
Total Exchange-Traded Funds (Proceeds $133,916)		$136,943

Total Securities Sold Short - 19.2% (Proceeds $244,664)		$247,110

ADR - American Depositary Receipt
See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SUMMARY OF COMMON STOCKS & ETFs SOLD SHORT BY COUNTRY
November 30, 2017 (Unaudited)

COUNTRY	Value	% of Net Assets
Europe, Australasia and Far East (EAFE)	$70,110	5.5%
South Korea	60,447	4.7%
Taiwan Province of China	52,065	4.0%
Mexico	25,650	2.0%
Russia	21,680	1.7%
Turkey	17,158	1.3%
Total	$247,110	19.2%

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
iPath S&P 500 VIX Short-Term Futures ETN (Premiums $968)	10	$31,970	$51.00	12/15/17	$85

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Consumer Discretionary - 21.9%
Media - 17.5%
AMC Entertainment Holdings, Inc. - Class A	1,500	$21,375
Charter Communications, Inc. - Class A (a)	100	32,621
Lions Gate Entertainment Corporation - Class A (a)	800	26,168
MSG Networks, Inc. - Class A (a)	1,000	17,850
Scripps Networks Interactive, Inc. - Class A	800	65,472
Time Warner, Inc.	400	36,604
Tribune Media Company - Class A	900	37,080
		237,170
Multi-Line Retail - 2.6%
Macy's, Inc.	1,500	35,700

Specialty Retail - 1.8%
Barnes & Noble, Inc.	1,500	10,350
TravelCenters of America, LLC (a)	3,000	13,650
		24,000
Consumer Staples - 2.7%
Food Products - 2.7%
Bunge Ltd.	300	20,073
Hain Celestial Group, Inc. (The) (a)	400	16,440
		36,513
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy, Inc.	2,000	19,020

Health Care - 24.6%
Biotechnology - 18.0%
ACADIA Pharmaceuticals, Inc. (a)	500	15,125
Amicus Therapeutics, Inc. (a)	500	6,960
Biogen, Inc. (a)	100	32,217
BioMarin Pharmaceutical, Inc. (a)	400	34,320
Clovis Oncology, Inc. (a)	400	25,148
DBV Technologies S.A. - ADR (a)	200	4,568
Editas Medicine, Inc. (a)	500	14,435
Gilead Sciences, Inc. (b)	400	29,912

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 24.6% (Continued)
Biotechnology - 18.0% (Continued)
Heron Therapeutics, Inc. (a)	1,500	$26,400
Sarepta Therapeutics, Inc. (a)	300	16,701
Spark Therapeutics, Inc. (a)	300	21,969
TESARO, Inc. (a)	200	16,920
		244,675
Health Care Equipment & Supplies - 1.1%
Alternate Health Corporation (a)	10,000	15,230

Health Care Providers & Services - 2.7%
Aetna, Inc.	200	36,036

Pharmaceuticals - 2.8%
Teva Pharmaceutical Industries Ltd. - ADR	2,000	29,640
Zogenix, Inc. (a)	200	7,770
		37,410
Industrials - 10.7%
Aerospace & Defense - 7.4%
Arconic, Inc.	500	12,305
Rockwell Collins, Inc.	300	39,693
United Technologies Corporation (b)	400	48,580
		100,578
Building Products - 3.3%
Ply Gem Holdings, Inc. (a)	2,500	44,500

Information Technology - 18.7%
Electronic Equipment, Instruments & Components - 0.2%
Evans & Sutherland Computer Corporation (a)	3,000	2,940

Internet Software & Services - 1.5%
Twitter, Inc. (a)	1,000	20,580

Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)	1,500	16,335
Cavium, Inc. (a)	300	25,644
Cypress Semiconductor Corporation	2,000	32,020

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 18.7% (Continued)
Semiconductors & Semiconductor Equipment - 9.6% (Continued)
NXP Semiconductors N.V. (a)(b)	500	$56,695
		130,694
Software - 2.0%
Citrix Systems, Inc. (a)	300	26,289

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	200	34,370
Western Digital Corporation	500	39,430
		73,800
Materials - 5.7%
Metals & Mining - 5.7%
Pretium Resources, Inc. (a)	2,500	26,750
Steel Dynamics, Inc.	800	30,800
United States Steel Corporation	700	20,244
		77,794
Telecommunication Services - 3.5%
Diversified Telecommunication Services - 0.6%
Globalstar, Inc. (a)	5,000	7,900

Wireless Telecommunication Services - 2.9%
Sprint Corporation (a)	3,500	20,965
T-Mobile US, Inc. (a)	300	18,321
		39,286
Utilities - 2.5%
Independent Power and Renewable Electricity Producers - 2.5%
Calpine Corporation (a)	2,300	34,546

Total Common Stocks (Cost $1,232,108)		$1,244,661

RIGHTS - 0.0%	Shares	Value
Media General, Inc. - CVR (c) (Cost $0)	4,000	$0

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 5.3%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 5.3%
ACADIA Pharmaceuticals, Inc.	01/19/18	$35.00	10	$750
AMC Entertainment Holdings, Inc.	03/16/18	20.00	40	2,200
Celgene Corporation	01/19/18	115.00	5	375
CenturyLink, Inc.	12/15/17	18.00	25	63
Clovis Oncology, Inc.	12/15/17	75.00	5	175
Colgate-Palmolive Company	12/15/17	72.50	5	615
Crude Oil Futures	01/17/18	60.00	5	3,550
Finisar Corporation	01/19/18	24.00	25	1,125
Global Blood Therapeutics, Inc.	12/15/17	40.00	10	3,000
iPath S&P 500 VIX Short-Term Futures ETN (d)	12/15/17	40.00	10	320
Micron Technology, Inc.	12/15/17	41.00	5	1,150
Micron Technology, Inc.	01/19/18	47.00	10	1,480
NXP Semiconductors N.V.	12/15/17	110.00	5	1,950
Occidental Petroleum Corporation	12/15/17	65.00	15	7,575
Pretium Resources, Inc.	01/19/18	11.00	20	1,100
Qorvo, Inc.	12/15/17	80.00	5	395
QUALCOMM, Inc.	12/15/17	55.00	20	22,350
QUALCOMM, Inc.	01/19/18	67.50	5	1,080
QUALCOMM, Inc.	01/19/18	70.00	5	640
Raytheon Company	12/15/17	190.00	5	1,485
Southwest Airlines Company (d)	12/15/17	60.00	15	2,850
Spark Therepeutics, Inc.	12/15/17	85.00	5	250
TESARO, Inc.	01/19/18	115.00	5	350
Teva Pharmaceutical Industries Ltd.	01/19/18	20.00	28	252
Time Warner, Inc.	12/15/17	97.50	20	300
T-Mobile US, Inc.	01/19/18	57.50	10	4,450
U.S. Steel Corporation	12/15/17	30.00	10	460
Viacom, Inc.	01/19/18	25.00	20	7,300
Walt Disney Company (The)	01/19/18	105.00	10	2,180
Western Digital Corporation	12/15/17	95.00	30	120
Western Digital Corporation	01/19/18	87.50	10	1,040
Zogenix, Inc.	01/19/18	43.00	5	675
				71,605

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 5.3% (Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.0% (e)
E-Mini S&P 500 Futures	12/15/17	$2,400.00	1	$45

Total Purchased Option Contracts (Cost $49,176)				$71,650

U.S. TREASURY OBLIGATIONS - 7.3%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b)(f) (Cost $99,564)	04/12/18	1.197%	$100,000	$99,524

Total Investments at Value - 104.3% (Cost $1,380,848)				$1,415,835

Liabilities in Excess of Other Assets (g) - (4.3%)				(58,285)

Net Assets - 100.0%				$1,357,550

ADR – American Depositary Receipt.
CVR – Contingent Value Right.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2017, representing 0.0% of net assets (Note 1).

(d)	All or a portion of the security covers written option contracts.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(g)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2017 (Unaudited)

COMMON STOCKS - 2.7%	Shares	Value
Industrials - 0.8%
Road & Rail - 0.8%
Kansas City Southern	100	$11,214

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	500	25,445

Total Common Stocks (Proceeds $34,788)		$36,659

EXCHANGE-TRADED FUNDS - 11.9%	Shares	Value
iShares Russell 2000 ETF	400	$61,460
SPDR Dow Jones Industrial Average ETF Trust	300	72,852
VanEck Vectors Retail ETF	300	26,823
Total Exchange-Traded Funds (Proceeds $147,609)		$161,135

Total Securities Sold Short - 14.6% (Proceeds $182,397)		$197,794

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
iPath S&P 500 VIX Short-Term Futures ETN	10	$31,970	$51.00	12/15/17	$85
Southwest Airlines Company	5	30,335	60.00	12/15/17	950
Total Written Option Contracts (Premiums $1,990)		$62,305			$1,035

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Consumer Discretionary - 7.1%
Household Durables - 3.0%
Beazer Homes USA, Inc. (a)	1,000	$21,160
Newell Brands, Inc.	500	15,485
		36,645
Media - 2.1%
Lions Gate Entertainment Corporation - Class A (a)	800	26,168

Specialty Retail - 2.0%
Lowe's Companies, Inc.	300	25,011

Consumer Staples - 3.5%
Food Products - 3.5%
Bunge Ltd.	300	20,073
General Mills, Inc.	400	22,624
		42,697
Energy - 13.1%
Energy Equipment & Services - 3.1%
Schlumberger Ltd.	600	37,710

Oil, Gas & Consumable Fuels - 10.0%
Apache Corporation	700	29,281
DHT Holdings, Inc.	10,000	38,700
Gener8 Maritime, Inc. (a)	5,500	25,025
SM Energy Company	1,500	30,960
		123,966
Financials - 1.4%
Banks - 1.4%
Webster Financial Corporation	300	17,211

Health Care - 15.5%
Biotechnology - 15.5%
Amgen, Inc.	200	35,132
Biogen, Inc. (a)	100	32,217
BioMarin Pharmaceutical, Inc. (a)	300	25,740
Celgene Corporation (a)	300	30,249

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Health Care - 15.5% (Continued)
Biotechnology - 15.5% (Continued)
Clovis Oncology, Inc. (a)	300	$18,861
Gilead Sciences, Inc. (b)	400	29,912
Incyte Corporation (a)	200	19,798
		191,909
Industrials - 6.5%
Aerospace & Defense - 3.0%
Arconic, Inc.	500	12,305
United Technologies Corporation	200	24,290
		36,595
Airlines - 3.5%
JetBlue Airways Corporation (a)	2,000	42,940

Information Technology - 23.2%
Electronic Equipment, Instruments & Components - 2.6%
Corning, Inc.	1,000	32,390

Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (a)	1,500	16,335
Cavium, Inc. (a)	200	17,096
Marvell Technology Group Ltd.	1,000	22,340
Micron Technology, Inc. (a)	500	21,195
Qorvo, Inc. (a)	300	22,974
		99,940
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc. (b)	400	68,740
Seagate Technology plc	1,200	46,272
Western Digital Corporation	500	39,430
		154,442
Materials - 23.2%
Chemicals - 2.2%
Albemarle Corporation	200	26,864

Construction Materials - 3.0%
Vulcan Materials Company	300	37,695

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Materials - 23.2% (Continued)
Metals & Mining - 18.0%
BHP Billiton Ltd. - ADR (b)	1,000	$41,550
New Gold, Inc. (a)	6,000	18,600
Nucor Corporation	500	28,750
Pretium Resources, Inc. (a)	2,000	21,400
Rio Tinto plc - ADR (b)	1,000	47,900
Steel Dynamics, Inc.	900	34,650
United States Steel Corporation	1,000	28,920
		221,770
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc. (b)	1,000	14,594

Total Common Stocks (Cost $1,090,700)		$1,168,547

PURCHASED OPTION CONTRACTS - 2.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.1%
Apple, Inc.	12/15/17	$175.00	10	$1,400
Celgene Corporation	01/19/18	115.00	5	375
Crude Oil Futures	01/17/18	60.00	5	3,550
Finisar Corporation	01/19/18	24.00	20	900
iPath S&P 500 VIX Short-Term Futures ETN (c)	12/15/17	40.00	10	320
Micron Technology, Inc.	12/15/17	41.00	10	2,300
Micron Technology, Inc.	01/19/18	47.00	5	740
Occidental Petroleum Corporation (c)	12/15/17	65.00	15	7,575
Pretium Resources, Inc.	01/19/18	11.00	10	550
Qorvo, Inc.	12/15/17	80.00	5	395
QUALCOMM, Inc.	12/15/17	55.00	5	5,587
Raytheon Company	12/15/17	190.00	5	1,485
Teva Pharmaceutical Industries Ltd.	03/16/18	30.00	25	63
VanEck Vectors Gold Miners ETF	12/15/17	23.00	20	300
Western Digital Corporation	12/15/17	95.00	20	80

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 2.1% (Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.1% (Continued)
Western Digital Corporation	01/19/18	$87.50	5	$520
				26,140
Put Option Contracts - 0.0% (d)
E-Mini S&P 500 Futures	12/15/17	$2,400.00	1	45

Total Purchased Option Contracts (Cost $23,469)				$26,185

U.S. TREASURY OBLIGATIONS - 10.1%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b)(e) (Cost $124,455)	04/12/18	1.197%	$125,000	$124,405

Total Investments at Value - 106.9% (Cost $1,238,624)				$1,319,137

Liabilities in Excess of Other Assets (f) - (6.9%)				(84,671)

Net Assets - 100.0%				$1,234,466

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the security covers written option contracts.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2017 (Unaudited)

COMMON STOCKS - 19.2%	Shares	Value
Consumer Discretionary - 6.0%
Hotels, Restaurants & Leisure - 3.7%
Carnival Corporation	300	$19,692
Ruth's Hospitality Group, Inc.	1,200	25,740
		45,432
Media - 1.2%
Comcast Corporation - Class A	400	15,016

Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, inc.	200	13,392

Consumer Staples - 1.5%
Food & Staples Retailing - 1.5%
Costco Wholesale Corporation	100	18,443

Financials - 1.7%
Insurance - 1.7%
Progressive Corporation (The)	400	21,272

Health Care - 1.3%
Health Care Providers & Services - 1.3%
Magellan Health, Inc.	200	16,900

Industrials - 0.9%
Road & Rail - 0.9%
Kansas City Southern	100	11,214

Real Estate - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
AvalonBay Communities, Inc.	300	54,399
One Liberty Properties, Inc.	400	10,688
		65,087

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 19.2% (Continued)	Shares	Value
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	600	$30,534

Total Common Stocks (Proceeds $226,651)		$237,290

EXCHANGE-TRADED FUNDS - 11.1%	Shares	Value
iShares Russell 2000 ETF	400	$61,460
SPDR Dow Jones Industrial Average ETF Trust	200	48,568
VanEck Vectors Retail ETF	300	26,823
Total Exchange-Traded Funds (Proceeds $125,891)		$136,851

Total Securities Sold Short - 30.3% (Proceeds $352,542)		$374,141

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
iPath S&P 500 VIX Short-Term Futures ETN	10	$31,970	$51.00	12/15/17	$85
Occidental Petroleum Corporation	5	35,250	70.00	12/15/17	515
Total Written Option Contracts (Premiums $1,270)		$67,220			$600

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 81.3%	Shares	Value
Consumer Discretionary - 9.9%
Household Durables - 8.4%
Beazer Homes USA, Inc. (a)	2,500	$52,900
Lennar Corporation - Class A	800	50,224
Lennar Corporation - Class B	16	821
Newell Brands, Inc.	500	15,485
		119,430
Media - 1.5%
Walt Disney Company (The)	200	20,964

Consumer Staples - 2.6%
Food Products - 2.6%
Bunge Ltd.	300	20,073
General Mills, Inc.	300	16,968
		37,041
Energy - 11.7%
Energy Equipment & Services - 1.8%
Schlumberger Ltd.	400	25,140

Oil, Gas & Consumable Fuels - 9.9%
BP plc - ADR	1,000	40,070
DHT Holdings, Inc.	9,000	34,830
Gener8 Maritime, Inc. (a)	3,500	15,925
Occidental Petroleum Corporation	400	28,200
SM Energy Company	1,000	20,640
		139,665
Health Care - 10.3%
Biotechnology - 10.3%
Amgen, Inc.	300	52,698
Biogen, Inc. (a)	100	32,217
Celgene Corporation (a)	300	30,249
Gilead Sciences, Inc. (b)	400	29,912
		145,076

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Industrials - 12.2%
Aerospace & Defense - 7.3%
Arconic, Inc.	500	$12,305
Raytheon Company	300	57,345
Spirit AeroSystems Holdings, Inc. - Class A	400	33,700
		103,350
Airlines - 3.0%
JetBlue Airways Corporation (a)	2,000	42,940

Building Products - 1.9%
Ply Gem Holdings, Inc. (a)	1,500	26,700

Information Technology - 22.5%
Communications Equipment - 2.6%
Cisco Systems, Inc. (b)	1,000	37,300

Electronic Equipment, Instruments & Components - 4.6%
Corning, Inc.	2,000	64,780

Semiconductors & Semiconductor Equipment - 3.6%
Marvell Technology Group Ltd.	1,000	22,340
Micron Technology, Inc. (a)	300	12,717
Qorvo, Inc. (a)	200	15,316
		50,373
Software - 3.0%
Microsoft Corporation	500	42,085

Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	400	68,740
Seagate Technology plc	600	23,136
Western Digital Corporation	400	31,544
		123,420
Materials - 11.1%
Construction Materials - 0.9%
Vulcan Materials Company	100	12,565

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Materials - 11.1% (Continued)
Metals & Mining - 10.2%
BHP Billiton Ltd. - ADR (b)(c)	1,000	$41,550
Newmont Mining Corporation (b)	1,000	36,990
Nucor Corporation	300	17,250
Rio Tinto plc - ADR (b)	1,000	47,900
		143,690
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	1,000	14,595

Total Common Stocks (Cost $941,211)		$1,149,114

EXCHANGE-TRADED FUNDS - 6.5%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (b)	500	$43,890
SPDR S&P Regional Banking ETF	800	47,464
Total Exchange-Traded Funds (Cost $85,036)		$91,354

PURCHASED OPTION CONTRACTS - 0.7%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.7%
Apple, Inc.	12/15/17	$175.00	10	$1,400
Celgene Corporation	01/19/18	115.00	5	375
Crude Oil Futures	01/17/18	60.00	5	3,550
iPath S&P 500 VIX Short-Term Futures ETN (c)	12/15/17	40.00	10	320
Micron Technology, Inc.	12/15/17	41.00	10	2,300
Micron Technology, Inc.	01/19/18	47.00	5	740
VanEck Vectors Gold Miners ETF	12/15/17	23.00	15	225
Western Digital Corporation	01/19/18	87.50	5	520
				9,430

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 0.7% (Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.0% (d)
E-Mini S&P 500 Futures	12/15/17	$2,400.00	1	$45

Total Purchased Option Contracts (Cost $12,262)				$9,475

U.S. TREASURY OBLIGATIONS - 10.5%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b)(e) (Cost $149,346)	04/12/18	1.197%	$150,000	$149,286

Total Investments at Value - 99.0% (Cost $1,187,855)				$1,399,229

Other Assets in Excess of Liabilities (f) - 1.0%				13,852

Net Assets - 100.0%				$1,413,081

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the security cover written option contracts.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate shown is the annualized yield at a time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2017 (Unaudited)

COMMON STOCKS - 17.4%	Shares	Value
Consumer Discretionary - 3.7%
Hotels, Restaurants & Leisure - 2.8%
Carnival Corporation	200	$13,128
Ruth's Hospitality Group, Inc.	1,200	25,740
		38,868
Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, inc.	200	13,392

Consumer Staples - 1.3%
Food & Staples Retailing - 1.3%
Costco Wholesale Corporation	100	18,443

Financials - 1.9%
Insurance - 1.9%
Progressive Corporation (The)	500	26,590

Health Care - 1.2%
Health Care Providers & Services - 1.2%
Magellan Health, Inc.	200	16,900

Industrials - 0.8%
Road & Rail - 0.8%
Kansas City Southern	100	11,214

Information Technology - 2.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,000	37,300

Real Estate - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
AvalonBay Communities, Inc.	200	36,266
One Liberty Properties, Inc.	400	10,688
		46,954

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 17.4% (Continued)	Shares	Value
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	700	$35,623

Total Common Stocks (Proceeds $232,842)		$245,284

EXCHANGE-TRADED FUNDS - 13.4%	Shares	Value
iShares North American Tech-Software ETF	200	$31,160
iShares Russell 2000 ETF	700	107,555
SPDR Dow Jones Industrial Average ETF Trust	100	24,284
VanEck Vectors Retail ETF	300	26,823
Total Exchange-Traded Funds (Proceeds $172,144)		$189,822

Total Securities Sold Short - 30.8% (Proceeds $404,986)		$435,106

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
BHP Billiton Ltd.	10	$41,550	$45.00	12/15/17	$50
iPath S&P 500 VIX Short-Term Futures ETN	10	31,970	51.00	12/15/17	85
Total Written Option Contracts (Premiums $1,681)		$73,520			$135

See accompanying notes to Schedules of Investments.

CASTLEMAINE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

OPEN-END FUNDS - 82.6%	Shares	Value
Castlemaine Emerging Markets Opportunities Fund (a)	20,121	$214,686
Castlemaine Event Driven Fund (a)	20,615	226,348
Castlemaine Long/Short Fund (a)(b)	20,000	205,800
Castlemaine Market Neutral Fund (a)(b)	20,000	235,600
Total Open-End Funds (Cost $807,870)		$882,434

EXCHANGE-TRADED FUNDS - 12.4%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (c)	900	$79,002
iShares TIPS Bond ETF (c)	300	34,104
PowerShares DB Agriculture Fund (b)(c)	1,000	19,080
Total Exchange-Traded Funds (Cost $123,762)		$132,186

PURCHASED OPTION CONTRACTS - 0.0% (d)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.0% (d)
United States Oil Fund L.P. (Cost $478)	12/15/17	$12.00	25	$125

Total Investments at Value - 95.0% (Cost $932,110)				$1,014,745

Other Assets in Excess of Liabilities - 5.0%				52,862

Net Assets - 100.0%				$1,067,607

(a)	The security is an investment company advised by the Fund's adviser, thereby making the company an affiliated company as defined under the Investment Company Act of 1940, as amended (Note 5).
(b)	Non-income producing security.
(c)	All or a portion of the shares have been committed as collateral for open short positions, if any.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2017 (Unaudited)

1. Securities Valuation

Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund (individually, a “Fund,” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Listed securities are valued on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Option contracts are valued at the closing price on the exchanges on which they are primarily traded. If no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts are valued at their last sale price as of the close of trading on the NYSE; prices for these contracts are monitored by Castlemaine LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the securities and other assets are valued at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of November 30, 2017:

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,134,517	$-	$-	$1,134,517
Exchange-Traded Funds	103,462	-	-	103,462
Purchased Option Contracts	13,260	175	-	13,435
U.S. Treasury Obligations	-	124,405	-	124,405
Total	$1,251,239	$124,580	$-	$1,375,819

Other Financial Instruments
Common Stocks - Sold Short	$(110,167)	$-	$-	$(110,167)
Exchange-Traded Funds - Sold Short	(136,943)	-	-	(136,943)
Written Option Contracts	(85)	-	-	(85)
Total	$(247,195)	$-	$-	$(247,195)

Castlemaine Event Driven Fund	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$1,244,661	$-	$-		$1,244,661
Rights	-	-	0	*	0
Purchased Option Contracts	71,587	63	-		71,650
U.S. Treasury Obligations	-	99,524	-		99,524
Total	$1,316,248	$99,587	$0	*	$1,415,835

Other Financial Instruments
Common Stocks - Sold Short	$(36,659)	$-	$-		$(36,659)
Exchange-Traded Funds - Sold Short	(161,135)	-	-		(161,135)
Written Option Contracts	(1,035)	-	-		(1,035)
Total	$(198,829)	$-	$-		$(198,829)

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Castlemaine Long/Short Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,168,547	$-	$-	$1,168,547
Purchased Option Contracts	26,122	63	-	26,185
U.S. Treasury Obligations	-	124,405	-	124,405
Total	$1,194,669	$124,468	$-	$1,319,137

Other Financial Instruments
Common Stocks - Sold Short	$(237,290)	$-	$-	$(237,290)
Exchange-Traded Funds - Sold Short	(136,851)	-	-	(136,851)
Written Option Contracts	(600)	-	-	(600)
Total	$(374,741)	$-	$-	$(374,741)

Castlemaine Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,149,114	$-	$-	$1,149,114
Exchange-Traded Funds	91,354	-	-	91,354
Purchased Option Contracts	9,475	-	-	9,475
U.S. Treasury Obligations	-	149,286	-	149,286
Total	$1,249,943	$149,286	$-	$1,399,229

Other Financial Instruments
Common Stocks - Sold Short	$(245,284)	$-	$-	$(245,284)
Exchange-Traded Funds - Sold Short	(189,822)	-	-	(189,822)
Written Option Contracts	(135)	-	-	(135)
Total	$(435,241)	$-	$-	$(435,241)

Castlemaine Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Open-End Funds	$882,434	$-	$-	$882,434
Exchange-Traded Funds	132,186	-	-	132,186
Purchased Option Contracts	125	-	-	125
Total	$1,014,745	$-	$-	$1,014,745

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, if applicable, for a listing of the common stocks by industry type. As of November 30, 2017, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Castlemaine Emerging Markets Opportunities Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund as of November 30, 2017.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a reconciliation of Level 3 securities of Castlemaine Event Driven Fund for which significant unobservable inputs were used to determine fair value between August 31, 2017 and November 30, 2017:

	Castlemaine Event Driven Fund
Balance as of August 31, 2017	$0	*
Balance as of November 30, 2017	$0	*

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.

The total amount of unrealized appreciation on Level 3 securities was $0 for Castlemaine Event Driven Fund as of November 30, 2017.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

Castlemaine Event Driven Fund
	Fair Value at 11/30/2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Rights	$ 0*	Deemed Worthless	Discount Percentage	100%	Decrease

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.
**
This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases to these inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of November 30, 2017:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Tax cost of portfolio investments
and securities sold short	$1,147,448	$1,200,270	$889,134	$788,735	$932,110

Gross unrealized appreciation	$114,961	$107,359	$164,288	$251,012	$83,006
Gross unrealized depreciation	(133,700)	(89,588)	(108,426)	(75,624)	(371)

Net unrealized appreciation
(depreciation)	$(18,739)	$17,771	$55,862	$175,388	$82,635

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments, Schedule of Securities Sold Short and Schedule of Open Written Option Contracts cost for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. The federal income tax cost of portfolio investments for Castlemaine Multi-Strategy Fund is equal to the Schedule of Investments cost.

4. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including exchange-traded funds and open-end funds. The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. As of November 30, 2017, Castlemaine Multi-Strategy Fund had 95.0% of the value of its net assets invested in shares of other investment companies, including 82.6% of the value of its net assets invested in affiliated open-end funds.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Affiliated Investments

The open-end funds held by Castlemaine Multi-Strategy Fund are managed by the Adviser, thereby making such funds affiliated companies as defined by the Investment Company Act of 1940.

As of November 30, 2017, Castlemaine Multi-Strategy Fund owned shares of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund (the “Affiliated Investments”). Information regarding Castlemaine Multi-Strategy Fund’s holdings in the Affiliated Investments during the period ended November 30, 2017 is as follows:

	August 31, 2017 Value	Change in Unrealized Appreciation (Depreciation)	November 30, 2017 Value	Income Distributions
Castlemaine Emerging Markets Opportunities Fund	$216,296	$(1,610)	$214,686	$-
Castlemaine Event Driven Fund	223,050	3,298	226,348	-
Castlemaine Long/Short Fund	198,600	7,200	205,800	-
Castlemaine Market Neutral Fund	225,200	10,400	235,600	-
Total	$863,146	$19,288	$882,434	$-

During the period ended November 30, 2017, there were no purchases, sales or realized gains (losses) of Affiliated Investments for Castlemaine Multi-Strategy Fund.

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Consumer Discretionary - 13.1%
Auto Components - 1.1%
Goodyear Tire & Rubber Company (The)	4,950	$160,232

Hotels, Restaurants & Leisure - 3.9%
Royal Caribbean Cruises Ltd.	2,335	289,260
Starbucks Corporation	4,500	260,190
		549,450
Household Durables - 2.0%
Lennar Corporation - Class A	4,400	276,232
Lennar Corporation - Class B	88	4,516
		280,748
Media - 1.0%
Walt Disney Company (The)	1,400	146,748

Multi-line Retail - 0.6%
Dollar General Corporation	1,025	90,282

Specialty Retail - 3.6%
AutoZone, Inc. (a)	195	133,918
CarMax, Inc. (a)	3,175	218,789
Home Depot, Inc. (The)	850	152,847
		505,554
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. - Class B	2,100	126,882

Consumer Staples - 4.8%
Beverages - 2.4%
Molson Coors Brewing Company - Class B	1,950	152,295
PepsiCo, Inc.	1,650	192,258
		344,553
Food Products - 1.3%
J.M. Smucker Company (The)	700	81,669
Kraft Heinz Company (The)	1,200	97,644
		179,313
Personal Products - 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	162,279

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
ConocoPhillips	4,900	$249,312
Enbridge, Inc.	4,206	158,608
Exxon Mobil Corporation	2,300	191,567
Williams Companies, Inc. (The)	6,300	183,015
		782,502
Financials - 16.9%
Banks - 9.2%
Bank of America Corporation	15,800	445,086
JPMorgan Chase & Company	4,450	465,114
SunTrust Banks, Inc.	3,850	237,276
Wells Fargo & Company	2,750	155,292
		1,302,768
Capital Markets - 5.6%
Bank of New York Mellon Corporation (The)	4,000	218,960
Goldman Sachs Group, Inc. (The)	1,000	247,640
Morgan Stanley	6,200	319,982
		786,582
Insurance - 2.1%
Marsh & McLennan Companies, Inc.	3,600	302,148

Health Care - 13.0%
Biotechnology - 1.8%
Celgene Corporation (a)	2,550	257,116

Health Care Equipment & Supplies - 3.0%
Danaher Corporation	3,400	320,824
Medtronic plc	1,200	98,556
		419,380
Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	1,350	308,030

Life Sciences Tools & Services - 3.4%
PerkinElmer, Inc.	3,350	246,828
Thermo Fisher Scientific, Inc.	1,200	231,312
		478,140
Pharmaceuticals - 2.6%
Eli Lilly & Company	2,300	194,672
Pfizer, Inc.	5,000	181,300
		375,972

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Industrials - 10.0%
Air Freight & Logistics - 2.3%
FedEx Corporation	1,400	$324,044

Building Products - 1.4%
Masco Corporation	4,750	203,823

Machinery - 4.2%
Lincoln Electric Holdings, Inc.	3,850	350,889
Oshkosh Corporation	2,750	247,610
		598,499
Road & Rail - 2.1%
CSX Corporation	5,250	292,687

Information Technology - 23.7%
Communications Equipment - 2.3%
Harris Corporation	2,250	325,125

Internet Software & Services - 7.5%
Alphabet, Inc. - Class C (a)	435	444,313
eBay, Inc. (a)	6,600	228,822
Facebook, Inc. - Class A (a)	2,200	389,796
		1,062,931
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom Ltd.	1,520	422,469

Software - 8.2%
Adobe Systems, Inc. (a)	2,600	471,822
Microsoft Corporation	3,650	307,220
Red Hat, Inc. (a)	2,975	377,111
		1,156,153
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	2,250	386,663

Materials - 5.0%
Chemicals - 5.0%
DowDuPont, Inc.	2,850	205,086
LyondellBasell Industries N.V. - Class A	2,475	259,133
Sherwin-Williams Company (The)	595	237,655
		701,874

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	3,200	$162,848

Utilities - 1.1%
Electric Utilities - 0.8%
Duke Energy Corporation	1,200	107,016

Independent Power and Renewable Electricity Producers - 0.3%
AES Corporation	4,000	42,320

Total Investments at Value - 94.3% (Cost $10,426,709)		$13,345,131

Other Assets in Excess of Liabilities - 5.7%		800,251

Net Assets - 100.0%		$14,145,382

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

1.	Securities Valuation

HVIA Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities trade in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,345,131	-	-	$13,345,131

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

HVIA EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$10,426,709
Gross unrealized appreciation	$3,089,688
Gross unrealized depreciation	(171,266)
Net unrealized appreciation	$2,918,422

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES - 93.2%	Coupon	Maturity	Par Value	Value
Commercial - 94.8%
Blackstone Mortgage Trust, Inc.,
Series 2017-SLCT, Class C, 144A
(1MO LIBOR + 140)	2.6389%(a)	07/15/2034	$375,000	$374,995
Citigroup Commercial Mortgage Trust,
Series 2016-SMPL, Class A, 144A	2.2280%	09/10/2031	51,000	50,127
Commercial Mortgage Asset Trust, IO,
Series 1999-C2, Class X	1.2426%(a)	11/17/2032	1,726,822	8,371
Commercial Mortgage Trust,
Series 2013-THL, Class D, 144A
(1MO LIBOR + 265)	3.8880%(a)	06/08/2030	965,000	965,930
Commercial Mortgage Trust,
Series 2013-WWP, Class A2, 144A	3.4244%	03/10/2031	62,500	64,978
Commercial Mortgage Trust,
Series 2013-WWP, Class B, 144A	3.7255%	03/10/2031	514,000	541,712
Commercial Mortgage Trust,
Series 2013-WWP, Class C, 144A	3.5442%	03/10/2031	745,000	778,176
Commercial Mortgage Trust,
Series 2014-TWC, Class B, 144A
(1MO LIBOR + 160)	2.8450%(a)	02/13/2032	1,000,000	1,003,961
Commercial Mortgage Trust,
Series 2012-LC4, Class AM	4.0630%	12/10/2044	550,000	572,996
Commercial Mortgage Trust,
Series 2013-LC6, Class AM	3.2820%	01/10/2046	107,000	108,291
Commercial Mortgage Trust,
Series 2013-LC13, Class AM, 144A	4.5570%	08/10/2046	206,000	222,193
Goldman Sachs Mortgage Securities Trust, IO,
Series 2005-ROCK, Class X1, 144A	0.2072%(a)	05/03/2032	14,016,000	252,158
Hilton USA Trust,
Series 2016-SFP, Class A, 144A	2.8284%	11/05/2035	500,000	495,787
Home Partners of America Trust,
Series 2017-1, Class A, 144A
(1MO LIBOR + 81.7)	2.0549%(a)	07/17/2034	241,844	242,336
Home Partners of America Trust,
Series 2017-1, Class B
(1MO LIBOR + 135)	2.5879%(a)	07/17/2034	300,000	301,958
JPMorgan Chase Commercial Mortgage Securities
Trust, Series 2014-CBM, Class C, 144A
(1MO LIBOR + 195)	3.2000%(a)	10/15/2029	250,000	250,000

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 94.8% (Continued)
JPMorgan Chase Commercial Mortgage Securities
Trust, Series 2014-CBM, Class D, 144A
(1MO LIBOR + 295)	3.7500%(a)	10/15/2029	$326,000	$326,000
JPMorgan Chase Commercial Mortgage Securities
Trust, Series 2014-FL4, Class B, 144A
(1MO LIBOR + 175)	3.0000%(a)	12/15/2030	157,126	157,163
JPMorgan Chase Commercial Mortgage Securities
Trust, Series 2016-WPT, Class D, 144A
(1MO LIBOR + 375)	4.9889%(a)	10/15/2033	1,750,000	1,763,663
Morgan Stanley Capital Group Trust,
Series 2016-SNR, Class A, 144A	3.3480%(a)	11/15/2034	500,000	497,966
Morgan Stanley Capital I Trust,
Series 2017-PRME, Class B, 144A
(1MO LIBOR + 135)	2.6003%(a)	02/15/2034	500,000	500,459
Morgan Stanley Capital I Trust, IO,
Series 2004-IQ8, Class X1, 144A	0.4076%(a)	06/15/2040	6,097,498	66,576
Progressive Residential Trust,
Series 2016-SFR1, Class A, 144A
(1MO LIBOR + 150)	2.7367%(a)	09/17/2033	531,363	536,558
Resource Capital Corporation Ltd.,
Series 2015-CRE4, Class A, 144A (b)
(1MO LIBOR + 140)	2.6503%(a)	08/15/2032	60,176	60,110
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class B	4.1420%	10/15/2045	506,000	520,912
WTC Depositor, LLC Trust,
Series 2012-7WTC, Class A, 144A	4.0824%	03/13/2031	24,729	24,861
WTC Depositor, LLC Trust,
Series 2012-7WTC, Class B, 144A	5.9649%	03/13/2031	315,000	322,587
Total Mortgage-Backed Securities (Cost $10,990,977)				$11,010,824

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.97% (c) (Cost $705,280)	705,280	$705,280

Total Investments at Value - 99.2% (Cost $11,696,257)		$11,716,104

Other Assets in Excess of Liabilities - 0.8%		91,268

Net Assets - 100.0%		$11,807,372

144A -
Security was purchased in a transaction exempt under Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,498,296 as of November 30, 2017, representing 80.4% of net assets (Note 5).

IO -	Interest only strip. Par value shown is the notional value, not a true par value.
LIBOR -	London interbank offered rate.

(a)
Variable rate security.  The rate shown is the effective interest rate as of November 30, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b)	Security has been determined to be illiquid by the investment adviser. Total value of illiquid securities held as of November 30, 2017, was $60,110, representing 0.5% of net assets.
(c)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
November 30, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation

Swap Futures
Primary Fixed Rate 5-Year USD Deliverable
Interest Rate Swap Future	21	12/18/2017	$2,102,297	$2,102,297	$33,051

Treasury Futures
2-Year U.S. Treasury Note Future	1	12/29/2017	214,750	214,750	1,450

Total Futures Contracts Sold Short			$2,317,047	$2,317,047	$34,501

For the period ended November 30, 2017, the average monthly notional amount of futures contracts sold short was ($2,048,335).

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2017 (Unaudited)

1.  Securities and Futures Valuation

Ladder Select Bond Fund’s (the “Fund”) fixed income securities, including mortgage-backed securities, are typically valued using evaluated bid prices provided by an independent pricing service approved by the Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations established are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the New York Stock Exchange. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$-	$11,010,824	$-	$11,010,824
Money Market Funds	705,280	-	-	705,280
Total	$705,280	$11,010,824	$-	$11,716,104

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts Sold Short	$34,501	$-	$-	$34,501

As of November 30, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.  Federal income tax

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$11,696,257
Gross unrealized appreciation	$61,965
Gross unrealized depreciation	(42,118)
Net unrealized appreciation on investments	$19,847

4. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s net asset value may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the bonds’ seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of November 30, 2017, the Fund had 93.2% of the value of its net assets invested in CMBS.

5. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. As of November 30, 2017, the Fund had 80.4% of the value of its net assets invested in Rule 144A securities.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 88.0%	Shares	Value

Consumer Discretionary - 27.3%
Diversified Consumer Services - 3.0%
Strayer Education, Inc.	4,623	$458,740

Hotels, Restaurants & Leisure - 7.8%
Chipotle Mexican Grill, Inc. (a)	1,734	527,812
YUM! Brands, Inc.	7,905	659,830
		1,187,642
Household Durables - 4.9%
NVR, Inc. (a)	217	754,075

Specialty Retail - 11.6%
AutoZone, Inc. (a)	1,132	777,412
O'Reilly Automotive, Inc. (a)	2,134	504,072
Ross Stores, Inc.	6,385	485,452
		1,766,936
Financials - 27.3%
Banks - 3.6%
U.S. Bancorp	10,037	553,541

Capital Markets - 15.2%
Goldman Sachs Group, Inc. (The)	3,107	769,417
Moody's Corporation	10,193	1,547,501
		2,316,918
Insurance - 8.5%
Arch Capital Group Ltd. (a)	13,722	1,299,336

Health Care - 1.1%
Life Sciences Tools & Services - 1.1%
Waters Corporation (a)	834	164,440

Industrials - 24.3%
Air Freight & Logistics - 4.3%
Expeditors International of Washington, Inc.	10,154	657,776

Machinery - 11.5%
Cummins, Inc.	4,964	830,974
Deere & Company	6,198	928,832
		1,759,806

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 88.0% (Continued)	Shares	Value

Industrials - 24.3% (Continued)
Road & Rail - 3.9%
Union Pacific Corporation	4,673	$591,135

Trading Companies & Distributors - 4.6%
Fastenal Company	13,209	692,020

Information Technology - 8.0%
IT Services - 8.0%
MasterCard, Inc. - Class A	4,010	603,385
Visa, Inc. - Class A	5,502	619,470
		1,222,855

Total Common Stocks (Cost $10,128,561)		$13,425,220

MONEY MARKET FUNDS - 7.7%	Shares	Value

Vanguard Treasury Money Market Fund, 1.09% (b) (Cost $1,176,569)	1,176,569	$1,176,569

Total Investments at Value - 95.7% (Cost $11,305,130)		$14,601,789

Other Assets in Excess of Liabilities - 4.3%		661,125

Net Assets - 100.0%		$15,262,914

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedule of Investments.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

1.	Securities Valuation

Marshfield Concentrated Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,425,220	$-	$-	$13,425,220
Money Market Funds	1,176,569	-	-	1,176,569
Total	$14,601,789	$-	$-	$14,601,789

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$11,307,827
Gross unrealized appreciation	$3,389,969
Gross unrealized depreciation	(96,007)
Net unrealized appreciation	$3,293,962

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As November 30, 2017, the Fund had 27.3% of the value of its net assets invested in stocks within each of the Consumer Discretionary and Financials sectors.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Consumer Discretionary - 11.8%
Hotels, Restaurants & Leisure - 2.7%
Norwegian Cruise Line Holdings Ltd. (a)	8,684	$470,325

Household Durables - 2.8%
Whirlpool Corporation	2,823	475,873

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a) (b)	505	594,259

Specialty Retail - 2.8%
Home Depot, Inc. (The)	2,618	470,769

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
EOG Resources, Inc.	5,290	541,273
Hess Corporation	8,250	378,510
		919,783
Financials - 18.8%
Banks - 9.5%
Bank of America Corporation (b)	20,390	574,386
Citigroup, Inc.	7,160	540,580
KeyCorp (b)	26,619	505,229
		1,620,195
Capital Markets - 3.2%
Goldman Sachs Group, Inc. (The) (b)	2,177	539,112

Insurance - 6.1%
American International Group, Inc.	6,730	403,531
Chubb Ltd.	4,200	638,862
		1,042,393
Health Care - 12.7%
Biotechnology - 6.5%
Biogen, Inc. (a)	1,690	544,467
Celgene Corporation (a) (b)	5,674	572,110
		1,116,577
Health Care Equipment & Supplies - 2.9%
Edwards Lifesciences Corporation (a)	4,238	496,694

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Health Care Providers & Services - 3.3%
Aetna, Inc. (b)	3,092	$557,116

Industrials - 14.6%
Air Freight & Logistics - 5.8%
FedEx Corporation	1,944	449,959
United Parcel Service, Inc. - Class B (b)	4,400	534,380
		984,339
Airlines - 6.1%
Delta Air Lines, Inc. (b)	10,410	550,897
Southwest Airlines Company	8,070	489,607
		1,040,504
Construction & Engineering - 2.7%
Fluor Corporation	9,510	460,379

Information Technology - 26.8%
Internet Software & Services - 7.2%
Alphabet, Inc. - Class A (a) (b)	630	652,787
Facebook, Inc. - Class A (a) (b)	3,290	582,922
		1,235,709
IT Services - 6.6%
MasterCard, Inc. - Class A (b)	3,591	540,338
Visa, Inc. - Class A	5,149	579,726
		1,120,064
Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices, Inc.	6,715	578,229
Versum Materials, Inc.	13,200	506,880
		1,085,109
Software - 3.3%
Microsoft Corporation (b)	6,720	565,622

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	3,338	573,635

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 6.4%
Chemicals - 6.4%
Air Products & Chemicals, Inc.	3,293	$536,891
BASF SE - ADR	19,960	558,880
		1,095,771

Total Common Stocks (Cost $13,817,133)		$16,464,228

MONEY MARKET FUNDS - 4.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio – Class I, 0.97% (c) (Cost $742,532)	742,532	$742,532

Total Investments at Value - 100.9% (Cost $14,559,665)		$17,206,760

Liabilities in Excess of Other Assets - (0.9%)		(151,747)

Net Assets - 100.0%		$17,055,013

ADR -	American Depositary Receipt.

(a) (b)	Non-income producing security. All or a portion of this security is pledged as collateral for open short positions.
(c)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedules of Investments.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2017 (Unaudited)

COMMON STOCKS - 40.7%	Shares	Value
Consumer Discretionary - 5.8%
Hotels, Restaurants & Leisure - 2.0%
Jack in the Box, Inc.	1,350	$139,738
Starbucks Corporation	3,440	198,901
		338,639
Internet & Direct Marketing Retail - 1.1%
Priceline Group, Inc. (The)	110	191,368

Media - 1.3%
Walt Disney Company (The)	2,170	227,460

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B	3,790	228,992

Consumer Staples - 4.7%
Beverages - 1.8%
Coca-Cola Company (The)	6,970	319,017

Food Products - 1.6%
Mondelēz International, Inc. - Class A	6,324	271,552

Household Products - 1.3%
Procter & Gamble Company (The)	2,414	217,236

Energy - 2.9%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc.	5,480	183,854

Oil, Gas & Consumable Fuels - 1.8%
Chevron Corporation	2,595	308,779

Financials - 4.9%
Banks - 3.6%
JPMorgan Chase & Company	2,130	222,628
Regions Financial Corporation	12,880	213,679
Wells Fargo & Company	3,340	188,610
		624,917

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 40.7% (Continued)	Shares	Value
Financials - 4.9% (Continued)
Insurance - 1.3%
MetLife, Inc.	4,083	$219,175

Health Care - 6.5%
Biotechnology - 1.7%
Amgen, Inc.	1,610	282,813

Health Care Providers & Services - 2.5%
HCA Healthcare, Inc.	2,860	243,100
UnitedHealth Group, Inc.	800	182,536
		425,636
Pharmaceuticals - 2.3%
Eli Lilly & Company	2,800	236,992
Johnson & Johnson	1,140	158,836
		395,828
Industrials - 6.3%
Aerospace & Defense - 1.5%
Boeing Company (The)	940	260,192

Industrial Conglomerates - 2.1%
3M Company	1,463	355,714

Machinery - 2.7%
Caterpillar, Inc.	2,247	317,164
Ingersoll-Rand plc	1,640	143,697
		460,861
Information Technology - 9.6%
IT Services - 3.5%
Accenture plc - Class A	2,383	352,708
International Business Machines Corporation	1,622	249,739
		602,447
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corporation	4,200	188,328
Texas Instruments, Inc.	2,750	267,548
		455,876
Software - 2.4%
Adobe Systems, Inc.	930	168,767
Check Point Software Technologies Ltd.	2,232	232,775
		401,542

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 40.7% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
Technology Hardware, Storage & Peripherals - 1.0%
HP, Inc.	8,060	$172,887

Total Securities Sold Short - 40.7% (Proceeds $6,191,138)		$6,944,785

See accompanying notes to Schedules of Investments.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2017 (Unaudited)

1.	Securities Valuation

Navian Waycross Long/Short Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$16,464,228	$-	$-	$16,464,228
Money Market Funds	742,532	-	-	742,532
Total	$17,206,760	$-	$-	$17,206,760

Other Financial Instruments:
Common Stocks – Sold Short	$(6,944,785)	$-	$-	$(6,944,785)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of November 30, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments and securities sold short	$8,431,571

Gross unrealized appreciation	$2,971,753
Gross unrealized depreciation	(1,141,349)
Net unrealized appreciation	$1,830,404

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2017, the Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sector:

Sector	Long Positions	Short Positions	Net Exposure
Information Technology	26.8%	(9.6%)	17.2%

As shown above, although the Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategy, Waycross Partners, LLC, the investment adviser to the Fund, monitors the Fund’s net sector exposure to ensure the Fund’s portfolio is not significantly concentrated.

Topturn OneEighty Fund
Schedule of Investments
November 30, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS — 97.2%	Shares	Value
Commodities & Currencies — 9.9%
CurrencyShares Euro Trust (a)	5,600	$642,488
iShares® Gold Trust (a)	52,000	637,000
PowerShares DB Commodity Index Tracking Fund (a)	39,200	633,472
United States Oil Fund, LP (a)	56,000	642,320
		2,555,280
International Equities — 16.1%
iShares® Core MSCI Emerging Markets ETF	50,000	2,792,500
Schwab Fundamental International
Large Company Index ETF	43,800	1,338,528
		4,131,028
International Fixed Income — 2.1%
Vanguard Total International Bond ETF	10,000	549,600

Real Estate Investment Trusts (REITs) — 2.5%
Vanguard Global REIT ETF	7,500	632,925

U.S. Fixed Income — 20.1%
iShares® 20+ Year Treasury Bond ETF	10,200	1,276,224
iShares® 7-10 Year Treasury Bond ETF	12,200	1,289,540
iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,700	325,809
iShares® TIPS Bond ETF	11,700	1,330,056
Schwab U.S. TIPS ETF	10,000	552,600
Vanguard Intermediate-Term Government Bond ETF	6,200	397,544
		5,171,773
U.S. Large Cap Equities — 39.6%
Guggenheim S&P 500 Equal Weight Healthcare ETF	2,900	522,754
iShares® Core S&P 500 ETF	6,600	1,761,474
iShares® Edge MSCI USA Momentum Factor ETF	5,100	526,881
iShares® S&P Global Energy ETF	15,000	518,250
PowerShares QQQ TrustSM, Series 1	23,200	3,599,480
SPDR® S&P 500® ETF Trust	7,200	1,908,072
SPDR® S&P® Dividend ETF	14,200	1,367,744
		10,204,655
U.S Small Cap Equities — 6.9%
iShares® Core S&P Small-Cap ETF	22,900	1,774,292

Total Exchange-Traded Funds (Cost $23,491,811)		$25,019,553

Topturn OneEighty Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 2.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.97% (b) (Cost $755,814)	755,814	$755,814

Total Investments at Value — 100.1% (Cost $24,247,625)		$25,775,367

Liabilities in Excess of Other Assets — (0.1%)		(25,472)

Net Assets — 100.0%		$25,749,895

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to the Schedule of Investments.

Topturn OneEighty Fund
Notes to Schedule of Investments
November 30, 2017 (Unaudited)

1.	Securities Valuation

Topturn OneEighty Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with the procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Topturn OneEighty Fund
Notes to Schedule of Investments (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$25,019,553	$-	$-	$25,019,553
Money Market Funds	755,814	-	-	755,814
Total	$25,775,367	$-	$-	$25,775,367

As of November 30, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$24,314,892

Gross unrealized appreciation	$1,502,797
Gross unrealized depreciation	(42,322)

Net unrealized appreciation	$1,460,475

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2017, the Fund had 97.2% of the value of its net assets invested in ETFs.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson

David R. Carson, Principal Executive Officer of Alambic Mid Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Small Cap Value Plus Fund, Blue Current Global Dividend Fund, Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, Castlemaine Multi-Strategy Fund, HVIA Equity Fund, Ladder Select Bond Fund, Marshfield Concentrated Opportunity Fund, Navian Waycross Long/Short Equity Fund, and Topturn OneEighty Fund

Date	January 29, 2018

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	January 29, 2018

*	Print the name and title of each signing officer under his or her signature.